As filed with the Securities and Exchange Commission on July 15, 2009

                      Registration No. 33-65690/811-07850

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X}


                         POST-EFFECTIVE AMENDMENT NO. 28                     [X]


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X}


                                Amendment No. 29                             [X]


                            ALLEGIANT ADVANTAGE FUND
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-364-4890

                             Audrey C. Talley, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:

                                   John Kernan

                                 Allegiant Funds
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114



It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)


         [ ] on (date) pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)


         [X] 75 days after filing pursuant to paragraph (a)(2)


         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

(ALLEGIANT(R) ADVANTAGE FUND LOGO)
        AllegiantFunds.com

THE DISCIPLINE OF INVESTING,
A COMMITMENT TO RESULTS


                            INSTITUTIONAL GOVERNMENT
                                MONEY MARKET FUND

                         INSTITUTIONAL MONEY MARKET FUND

                             INSTITUTIONAL TREASURY
                                MONEY MARKET FUND


PROSPECTUS


INSTITUTIONAL SHARES


ADVISOR SHARES


SERVICE SHARES



OCTOBER __, 2009


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               INVESTMENT ADVISER
                                 ALLEGIANT ASSET
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Allegiant Advantage Fund (the "Trust") offers three classes of shares in the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund (each a "Fund" and collectively, the "Funds"). Allegiant Asset Management Company (the "Adviser") manages the investments of each Fund. This prospectus gives you important information that you should know about Institutional Shares, Advisor Shares and Service Shares of each Fund before investing. To obtain more information, visit AllegiantFunds.com or call 1-800-364-4890. Please read this Prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION.


ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND............     1
ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND.......................     2
ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND..............     4
FUND FEES AND EXPENSES....................................................     5
MORE INFORMATION ABOUT PRINCIPAL RISKS....................................     7
INVESTOR PROFILE..........................................................     8
INVESTMENT ADVISER AND INVESTMENT TEAM....................................     8
PURCHASING AND REDEEMING FUND SHARES......................................     9
SHAREHOLDER SERVICES PLANS................................................    14
DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUNDS.......................    14
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES....................   A-1
MORE INFORMATION ABOUT FUND INVESTMENTS...................................   A-2
FINANCIAL HIGHLIGHTS......................................................   B-1

ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



FUND SUMMARY



INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term debt securities issued or guaranteed
                                by the U.S. government, its agencies and
                                instrumentalities and repurchase agreements
                                related to such securities designed to allow the
                                Fund to maintain a stable net asset value of
                                $1.00 per share

PRINCIPAL RISKS                 General risks, Interest rate risk, credit risk,
                                counterparty risk, stable NAV risk

TICKER SYMBOLS                  Institutional Shares   _______
                                Advisor Shares         _______
                                Service Shares         _______



PRINCIPAL INVESTMENT STRATEGIES



Under normal circumstances, the Fund invests 100% of its net assets plus any borrowings for investment purposes in short-term obligations issued or guaranteed by the U.S. government, including Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"). The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.



In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.



As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) and maintains an average weighted maturity of 90 days or less.



For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.



PERFORMANCE INFORMATION



There is no performance information for the Fund because it had not commenced operations prior to the date of this Prospectus.

ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

FUND SUMMARY


INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term debt securities designed to allow the
                                Fund to maintain a stable net asset value of
                                $1.00 per share

PRINCIPAL RISKS                 General risks, interest rate risk, credit risk,
                                counterparty risk, stable NAV risk

TICKER SYMBOL                   Institutional Shares     AABXX
                                Advisor Shares           AAAXX
                                Service Shares         _______


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a variety of high quality, short-term, U.S. dollar-denominated money market securities, including certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign obligations are limited to commercial paper and other notes issued or guaranteed by a foreign government, or other entity, located or organized in a foreign country that maintains a sovereign debt rating in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such debt, then by that NRSRO (or, if unrated, determined by the Adviser to be of comparable quality).

The Fund also may invest in obligations issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government and in repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by at least two NRSROs or, if only one NRSRO has rated such securities, then by that NRSRO, in the highest rating category for such securities, and certain securities that are not rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less (or in variable or floating rate obligations with maturities that may exceed 397 days if they meet certain conditions) that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.



PERFORMANCE INFORMATION



Service Shares of the Fund are new and have no performance history. For this reason, the performance information shown below is for the Fund's Institutional Shares and Advisor Shares. However, Service Shares should have returns that are substantially the same as Institutional Shares and Advisor Shares because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart provides an indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Institutional Shares and Advisor Shares for the period ended December 31, 2008. However, the Fund is managed for yield and not total return. All returns include the reinvestment of dividends and distributions. As with all mutual funds, the Fund's past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS



2005    2006    2007    2008
----    ----    ----    ----
3.15%   5.02%   5.22%     %



Best Quarter    ___%   (___)
Worst Quarter   ___%   (___)



The Fund's year-to-date total return for Institutional Shares through June 30, 2009 was ___%.



AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2008)



                                               SINCE      DATE OF
INSTITUTIONAL SHARES                1 YEAR   INCEPTION   INCEPTION
--------------------                ------   ---------   ---------
Allegiant Advantage Institutional
   Money Market Fund                ___%      ___%        10/28/04



                                                 SINCE       DATE OF
ADVISOR SHARES                      1 YEAR   INCEPTION(1)   INCEPTION
--------------                      ------   ------------   ---------
Allegiant Advantage Institutional
   Money Market Fund                ___%        ___%        11/19/04



(1) The performance information for the period February 24, 2005 to September 14, 2006, includes the performance of Institutional Shares of the Fund, adjusted to reflect Advisor Shares fees and expenses.



FOR CURRENT YIELD INFORMATION ON THE FUND, CALL 1-800-364-4890 OR VISIT OUR WEBSITE AT ALLEGIANTFUNDS.COM. THE FUND'S YIELD ALSO APPEARS IN THE WALL STREET JOURNAL EACH THURSDAY.

ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND



FUND SUMMARY



INVESTMENT OBJECTIVE            High current income consistent with stability of
                                principal while maintaining liquidity

PRINCIPAL INVESTMENT STRATEGY   Investing in a portfolio of high quality
                                short-term obligations of the U.S. Treasury
                                designed to allow the Fund to maintain a stable
                                net asset value of $1.00 per share

PRINCIPAL RISKS                 Interest rate risk, stable NAV risk

TICKER SYMBOL                   Institutional Shares   _______
                                Advisor Shares         _______
                                Service Shares         _______



PRINCIPAL INVESTMENT STRATEGIES



The Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.



In managing the Fund, the Adviser actively buys throughout the money market yield curve, managing maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.



As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.



For more information about the Fund's principal risks, principal strategies and other investments, see "More Information About Principal Risks" on page 7, and "More Information About Principal Investment Strategies" and "More Information About Fund Investments" in Appendix A.



PERFORMANCE INFORMATION



There is no performance information for the Fund because it had not commenced operations prior to the date of this Prospectus.

FUND FEES AND EXPENSES



The following tables describe the fees and expenses that you may pay if you buy and hold Fund shares.



                              INSTITUTIONAL GOVERNMENT              INSTITUTIONAL               INSTITUTIONAL TREASURY
                                 MONEY MARKET FUND                MONEY MARKET FUND                MONEY MARKET FUND
                          -------------------------------  -------------------------------  -------------------------------
                          INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE
                              SHARES      SHARES   SHARES      SHARES      SHARES   SHARES      SHARES      SHARES   SHARES
                          -------------  -------  -------  -------------  -------  -------  -------------  -------  -------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT
YOU PAY EACH YEAR AS A
PERCENTAGE OF THE VALUE
OF YOUR INVESTMENT)
Investment Advisory Fees      ____%      ____%     ____%        0.15%      0.15%    0.15%        ____%      ____%    ____%
Distribution
   (12b-1) Fees               None       None      None         None       None     None         None       None     None
Other Expenses:
   Shareholder Servicing
      Fees                    None       0.10%(1)  0.25%(1)     None       0.10%(1) 0.25%(1)     None       0.10%(1) 0.25%(1)
   Other                      ____%      ____%     ____%        ____%      ____%    ____%        ____%      ____%    ____%
Total Other Expenses          ____%      ____%     ____%        ____%      ____%    ____%        ____%      ____%    ____%
Total Annual Fund
Operating Expenses*           ____%      ____%     ____%        ____%      ____%    ____%        ____%      ____%    ____%



* Expenses are based on amounts incurred by the Institutional Money Market Fund during its most recent fiscal year and estimated to be incurred by the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund in the current fiscal year. A voluntary waiver of investment advisory fees by the Adviser, as described below, is expected to remain in effect until at least May 31, 2010 but may be changed or terminated by the Adviser at any time. After this waiver, actual Investment Advisory Fees and Total Annual Fund Operating Expenses would be:



                              INSTITUTIONAL GOVERNMENT              INSTITUTIONAL               INSTITUTIONAL TREASURY
                                 MONEY MARKET FUND                MONEY MARKET FUND                MONEY MARKET FUND
                          -------------------------------  -------------------------------  -------------------------------
                          INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE  INSTITUTIONAL  ADVISOR  SERVICE
                              SHARES      SHARES   SHARES      SHARES      SHARES   SHARES      SHARES      SHARES   SHARES
                          -------------  -------  -------  -------------  -------  -------  -------------  -------  -------
Investment Advisory Fees      ____%       ____%    ____%       ____%       ____%    ____%       ____%       ____%    ____%
Total Annual Fund
   Operating Expenses         ____%       ____%    ____%       ____%       ____%    ____%       ____%       ____%    ____%



(1) Certain financial intermediaries may provide administrative services to their customers and may be paid up to 0.10% and 0.25% (on an annualized basis) of the net asset value of Advisor and Service Shares, respectively. For further information, see "Distribution and Shareholder Services Plans".



EXAMPLE



This Example is intended to help you compare the cost of investing in each of the Funds (without any applicable waivers) with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in Institutional Shares, Advisor Shares and Service Shares of the Funds for the time periods indicated and that you redeem your shares at the end of those periods.

The Examples also assume that your investment has a 5% return each year, Fund expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be different, your approximate costs would be:



                                             1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                             ------   -------   -------   --------
Institutional Government Money Market Fund
   Institutional Shares                       $___      $___      N/A       N/A
   Advisor Shares                             $___      $___      N/A       N/A
   Service Shares                             $___      $___      N/A       N/A
Institutional Money Market Fund
   Institutional Shares                       $___      $___      $___      $___
   Advisor Shares                             $___      $___      $___      $___
   Service Shares                             $___      $___      $___      $___
Institutional Treasury Money Market Fund
   Institutional Shares                       $___      $___      N/A       N/A
   Advisor Shares                             $___      $___      N/A       N/A
   Service Shares                             $___      $___      N/A       N/A

MORE INFORMATION ABOUT PRINCIPAL RISKS



                                        GENERAL    INTEREST   CREDIT   COUNTERPARTY   STABLE NAV
                                         RISKS    RATE RISK    RISK        RISK         RISK
                                        -------   ---------   ------   ------------   ----------
Institutional Government Money Market
   Fund                                    X          X          X          X            X
Institutional Money Market Fund            X          X          X          X            X
Institutional Treasury Money Market
   Fund                                               X                                  X


GENERAL RISKS. The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It is possible, however, that these evaluations will prove to be inaccurate. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Although a money market fund seeks to maintain a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the Fund.

INTEREST RATE RISK. The dividend yield paid by the Fund will vary with changes in short-term interest rates. For example, the Fund's yield will tend to be higher when interest rates fall.


CREDIT RISK. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Although credit risk is low because the Fund invests only in high quality, short-term securities, if an issuer fails to pay interest or repay principal, the Fund could lose money which might lower the Fund's performance. Obligations issued by U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.


On September 7, 2008, FNMA and Freddie Mac (collectively the "GSEs") were placed under the conservatorship of the Federal Housing Finance Agency ("FHFA") to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving the GSEs' assets and property and putting the GSEs in a sound and solvent condition. Under the conservatorship, the management of the GSEs was replaced. Additionally, the GSEs are expected to modestly increase their mortgage-backed security portfolios through the end of 2009 and then gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a lower, less risky size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that the GSEs maintain a positive net worth. The GSEs' common and preferred shareholders will bear any losses ahead of the new government senior preferred shares. Second, the U.S. Treasury has established a new secured lending credit facility which will be available to FNMA, Freddie Mac and the FHLBs to assist the entities in funding their regular business activities in the capital markets, until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase the GSE mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

COUNTERPARTY RISK. A repurchase agreement carries the risk that the other party may not fulfill its obligations under the agreement.

STABLE NAV RISK. The Fund's ability to maintain a $1.00 per share NAV at all times could be affected by a sharp rise in interest rates causing the value of the Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings.



For additional information about risks, see "More Information About Principal Investment Strategies" in Appendix A.


INVESTOR PROFILE


The Institutional Government Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a money market portfolio of investments issued or guaranteed by the U.S. government.



The Institutional Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a widely diversified money market portfolio.



The Institutional Treasury Money Market Fund is designed for institutional investors seeking current income and preservation of capital through a money market portfolio of high quality short-term obligations of the U.S. Treasury.



INVESTMENT ADVISER AND INVESTMENT TEAMS



Allegiant Asset Management Company, with its principal offices at 200 Public Square, 5th Floor, Cleveland, Ohio 44114, serves as the investment adviser to the Funds. As of June 30, 2009, the Adviser had approximately $___ billion in assets under management. The Adviser, including its predecessors, has been providing investment management services since 1995.



The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The Adviser utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. The Adviser's Taxable Money Market Management Team manages each Fund's investments.



The Institutional Government Money Market Fund pays the Adviser an annual advisory fee of __% and the Institutional Treasury Money Market Fund pays the Adviser an annual advisory fee of ___% of the Fund's average daily net assets. With respect to the Institutional Money Market Fund, the Adviser is entitled to a management fee which was calculated daily and paid monthly at the annual rate of ___% of the Fund's average daily net assets for the fiscal year ended May 31, 2009. The Adviser intends to waive a portion of its advisory fee for each Fund during the current fiscal year. This fee waiver is voluntary and may be revised or discontinued at any time.



A discussion regarding the basis for the Board's approval of (i) the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund will be available in the semi-annual report to shareholder for the period ended November 30, 2009 and (ii) the Institutional Money Market Fund's advisory agreement is available in the semi-annual report to shareholders for the period ended November 30, 2008.



MANAGER OF MANAGERS STRUCTURE



The Funds and the Adviser have received an exemptive order from the Securities and Exchange Commission ("SEC") to operate under a manager of managers structure that permits the Adviser, with the approval of the Board, to appoint, terminate and replace subadvisers and materially amend existing sub-advisory agreements without shareholder approval ("Manager of Managers Structure"). Under the Manager of Managers Structure, the Adviser has ultimate responsibility, subject to oversight by the Funds' Board, for overseeing the Funds' subadvisers and recommending to the Board their hiring, termination or replacement. While the Adviser does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Adviser may, in the future, recommend to the Funds' Board the establishment of the Manager of Mangers Structure by recommending the hiring of one or more subadvisers. Shareholders will be notified of any changes made to subadvisers within 90 days of the change.


PURCHASING AND REDEEMING FUND SHARES


This section tells you how to purchase and redeem Institutional, Advisor and Service Shares of the Funds. The Funds may accept or reject any purchase order.



INSTITUTIONAL SHARES (ALL FUNDS)



     -    NO FRONT-END SALES CHARGE



     -    $5 MILLION MINIMUM INITIAL INVESTMENT



     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS



ADVISOR SHARES (ALL FUNDS)


     -    NO FRONT-END SALES CHARGE

     -    SHAREHOLDER SERVICING FEES UP TO 0.10% OF NET ASSETS

     -    $5 MILLION MINIMUM INITIAL INVESTMENT

     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS


SERVICE SHARES (ALL FUNDS)



     -    NO FRONT-END SALES CHARGE



     -    SHAREHOLDER SERVICING FEES UP TO 0.25% OF NET ASSETS



     -    $5 MILLION MINIMUM INITIAL INVESTMENT



     -    NO MINIMUM AMOUNT FOR SUBSEQUENT INVESTMENTS



Institutional, Advisor and Service Shares are available to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. The minimum initial investment for Institutional, Advisor and Service Shares is $5 million. There is no minimum subsequent investment. Each Fund, at its discretion, may reduce the minimum initial investment for Institutional, Advisor and Service Shares when aggregate relationship with the Funds and Allegiant Funds is substantially equivalent to the $5 million minimum and warrants this reduction. The minimum initial investment also may be waived if, in the opinion of the Funds, there is adequate intent and availability of assets to reach a future level of investment of $5 million among the Funds and Allegiant Funds. The minimum initial investment applies to the beneficial owner of an account, including omnibus accounts maintained by financial intermediaries for beneficial owners. Financial intermediaries may receive shareholder servicing fees of up to 0.10% and 0.25% of net assets for Advisor Shares and Service Shares, respectively.


HOW TO PURCHASE FUND SHARES

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
               --------------------------------------------------------   -----------------------------------
BY TELEPHONE   -    Call Investor Services at 1-800-364-4890 to set up    -    If you previously selected the
WITH WIRE           an account, obtain an account number and to receive        telephone purchases option for
TRANSFER:           a wire control number to be included in the body of        your account, call
                    the wire.

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
               -----------------------------------------------------      ------------------------------------
               -    Ask your bank to transmit immediately available            Investor Services at
                    funds by wire. Your bank may charge you a wiring           1-800-364-4890 to purchase
                    fee for this service.                                      additional shares.

               -    Wiring instructions are as follows:                   -    To add the telephone purchases
                                                                               option to your account, please
                         PNC Bank, N.A.                                        complete an Account Maintenance
                         Philadelphia, PA                                      Form or call Investor Services.
                         ABA # 031000053
                         DDA# 8611711342                                  The Trust and its transfer agent are
                         For credit to the Allegiant Advantage Fund       not responsible for the consequences
                         Further credit (your fund number, your account   of delays resulting from the banking
                         number and the name on the account)              or Federal Reserve Wire system, or
                         Confirmation or order number (if applicable)     from incomplete wiring instructions.

               - Complete and sign the account application and mail to:

                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         P.O. Box 9795
                         Providence, RI 02940-9795

                    FOR OVERNIGHT DELIVERY MAIL TO:

                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         101 Sabin Street
                         Pawtucket, RI 02860-1427

               The Trust and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire system, or from incomplete wiring instructions.

BY MAIL:       -    Complete and sign an application. Applications may    -    Provide purchase instructions
                    be requested by calling 1-800-364-4890 or                  with the fund name, share
                    downloaded from our website at AllegiantFunds.com.         class, your account number and
                                                                               account registration
               -    Make checks payable, in U.S. dollars, to "Allegiant        information.
                    Advantage Fund (Fund name)." The Trust cannot
                    accept third-party checks, starter checks, credit     -    Make your check payable to
                    cards, credit card checks, cash or cash equivalents        "Allegiant Advantage Fund (Fund
                    (i.e., cashier's check, bank draft, money order or         name)." The Trust cannot accept
                    travelers' check).                                         third-party checks, starter
                                                                               checks, credit cards, credit
               -    Mail the completed and signed account application          card checks, cash or cash
                    and your check to:                                         equivalents (i.e., cashier's
                                                                               check, bank draft, money order
                         Allegiant Advantage Fund                              or travelers' check).
                         c/o PNC Global Investment Servicing
                         P.O. Box 9795                                    -    Mail the instructions and the
                         Providence, RI 02940-9795                             check to one of the two mailing
                                                                               addresses provided.
                    FOR OVERNIGHT DELIVERY MAIL TO:
                         Allegiant Advantage Fund
                         c/o PNC Global Investment Servicing
                         101 Sabin Street
                         Pawtucket, RI 02860-1427

                                  NEW ACCOUNT SET UP                         ADDING TO AN EXISTING ACCOUNT
               --------------------------------------------------------   -----------------------------------
FINANCIAL      -    Contact your financial consultant, financial intermediary or institution to transact
INTERMEDIARY        initial purchases or additional purchases of shares of the Funds. Your financial intermediary is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Trust on time.

               -    The Trust may authorize certain financial intermediaries to receive, on behalf of the
                    Trust, purchase and redemption orders placed by or on behalf of their customers and to designate other intermediaries to receive such orders. In these cases, the Funds will be deemed to have received an order that is in proper form when the order is received by the financial intermediary on a Business Day (as defined below), and the order will be priced at the Fund's net asset value ("NAV") per share next determined after such receipt by the financial intermediary. Your financial intermediary is responsible for enforcing the minimum initial investment requirement and the ongoing minimum account requirement discussed above under "Purchasing and Redeeming Fund Shares."

               -    Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Trust. If you invest through an authorized institution, you will have to follow its procedures.


GENERAL INFORMATION REGARDING PURCHASES

Shares cannot be purchased on days when the Federal Reserve is closed, but otherwise you may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").


A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders. A Fund seeks to make these decisions to the best of its abilities in a manner that it believes is consistent with shareholder interests. A Fund may reject, cancel or revoke the purchase on the following Business Day, or as soon thereafter as possible.



The price per share (the offering price) will be the NAV next determined after a Fund or an authorized financial intermediary receives your purchase order in proper form. The following table shows when the daily NAV is calculated for each Fund and the deadline for submitting a purchase order to the Funds' transfer agent in order to receive the current Business Day's NAV:



                                                                             DEADLINE FOR SUBMITTING PURCHASE
                                                                               ORDERS TO THE FUNDS' TRANSFER
                                                                               AGENT TO RECEIVE THE CURRENT
                                                TIME OF NAV CALCULATION                  DAY'S NAV
                                             -----------------------------   --------------------------------
Institutional Government Money Market Fund   ONCE DAILY                      5:00 p.m. Eastern time
Institutional Money Market Fund              5:00 p.m. Eastern time

Institutional Treasury Money Market Fund     TWICE DAILY                     11:45 a.m. Eastern time
                                             1:00 p.m. Eastern time and
                                             4:00 p.m. Eastern time (or
                                             close of trading on the NYSE)



Orders in proper form placed prior to the above listed deadlines, and payments which are received or converted into Federal Funds by the Funds' transfer agent by the above listed deadlines, will become effective and shares will be purchased at the NAV determined at the above listed deadlines on the same business day. The shares so purchased will receive the dividend declared on that day. Orders placed in proper form but not received prior to the above listed deadlines, or whose payments not received or converted into Federal Funds prior to the above listed deadlines by the Funds' transfer agent, will be priced at the next NAV calculated after the order is received and will begin to accrue dividends that business day.

NAV is not calculated on holidays when the NYSE is closed for trading or on days when the Federal Reserve is closed. The Funds may advance the final time by which orders to buy or sell shares must be received by the transfer agent on those days that the Securities Industry and Financial Markets Association has recommended that the bond markets close early.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.


In calculating NAV, a Fund generally values its investment portfolio using the amortized cost method, which is described in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund will value its portfolio at market price or fair value prices determined in good faith by the Fund accountant and Adviser using methods approved by the Board of Trustees.



The Statement of Additional Information contains more detailed information concerning how the Funds value their investments.


SALES CHARGES


There are no sales charges on the purchase of Institutional, Advisor and Service Shares.


HOW TO REDEEM YOUR FUND SHARES


Shareholders may redeem shares by following the procedures described below. The deadline for submitting redemption requests to the Funds' transfer agent to receive the current Business Day's NAV is 5:00 p.m. Eastern time (11:45 a.m. for the Institutional Treasury Money Market Fund).


TELEPHONE      1-800-364-4890

               Call with the account name, number, and amount of redemption. Redemptions will be sent to the shareholder's address or bank account on record.

FINANCIAL      Contact your financial consultant, financial intermediary or
INTERMEDIARY   institution to redeem your shares. Your financial consultant, financial intermediary or institution may charge a fee for its services in addition to the fees charged by the Trust.

MAIL For regular mail, send your request including account name, account number and amount of the redemption to the following address:

                    Allegiant Advantage Fund
                    c/o PNC Global Investment Servicing
                    P.O. Box 9795
                    Providence, RI 02940-9795

               FOR OVERNIGHT DELIVERY MAIL TO:

                    Allegiant Advantage Fund
                    c/o PNC Global Investment Servicing
                    101 Sabin Street
                    Pawtucket, RI 02860-1427

IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 30 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

SIGNATURE GUARANTEE


The use of a signature guarantee is common in the securities industry. Its purpose is to authenticate the signature and capacity of a person requesting the redemption or transfer of securities and is for your protection as well as the Funds'.


We will accept only STAMP2000 New Technology Medallion Signature Guarantee stamps from eligible guarantors. These include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must appear on the same document as the signature(s) being guaranteed and as close as practicable to the endorsement.

To obtain the signature guarantee, you must take your unsigned document to the guaranteeing institution. Most institutions will not guarantee your signature unless you sign in their presence. Be sure to bring the kind of personal identification with you that the guaranteeing institution requires. The guaranteeing institution must use a STAMP2000 New Technology Medallion Signature Guarantee stamp. A stamp that is not in this format is NOT an acceptable substitute. A witnessed, verified, or certified signature or a notarization by a notary public is NOT an acceptable substitute for a signature guarantee, nor can we accept a comparison signature guarantee, a handwritten signature guarantee, or a non-Medallion Signature Guarantee stamp.

INVOLUNTARY REDEMPTION OF YOUR SHARES

Your shares may be automatically redeemed and the account closed if the account balance falls below $100,000 as a result of redemption activity.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, please notify the Fund in writing and include a Medallion Signature Guarantee from a bank or other financial institution (see "Signature Guarantee" above). Redemption requests will be processed at the next NAV determined after the Fund receives your request in good order. Good order means that your request includes complete information.


Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information about your redemption request. Your proceeds can be wired to your bank account or sent to you by check. The Funds do not charge a fee to wire your funds; however, your institution may charge a fee.


SUSPENSION OF YOUR RIGHT TO REDEEM YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

     (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;


     (b) the NYSE is closed for reasons other than customary weekend and holiday closings;



     (c)  the SEC has by order permitted a Fund's suspension; or


     (d)  an emergency exists, as determined by the SEC, as a result of which:
          (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

TELEPHONE TRANSACTIONS

Purchasing and redeeming Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial institution transact with the Trust over the telephone, you will generally bear the risk of any loss, provided the Trust has followed reasonable procedures to confirm the authenticity of instructions.

CUSTOMER IDENTIFICATION PROGRAM


Federal regulations require the Trust to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be) and (if different) mailing address, your Social Security number, employer identification number (if applicable) or other government-issued identification when you open an account. Additional information may be required in certain circumstances. Purchase applications without such information may not be accepted. If you have applied for an identification number, the application must be provided and the number submitted within a time period after the establishment of the account deemed reasonable by the Trust. To the extent permitted by applicable law, the Trust reserves the right to place limits on transactions in your account until your identity is verified.


SHORT TERM TRADING

For a family of investment companies comprised of both money market funds and non-money market funds, short-term trading in the non-money market funds creates transaction costs that are borne by all shareholders in those funds and disrupts the orderly management of the funds' portfolio investments. The Board of Trustees of the Trust has adopted procedures that impose limits on exchanges between funds of the Trust to discourage excessive short-term trading by shareholders. However, because the Fund currently is the only investment portfolio offered by the Trust, such limits are not currently applicable to the Fund's operations.


SHAREHOLDER SERVICES PLANS



Each Fund has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Advisor and Service Shares of a Fund. Such services include, but are not limited to, processing purchase and redemption orders, processing dividend payments and maintaining customer account records. Each Fund may pay these institutions up to 0.10% and 0.25% of the average daily net assets attributable to Advisor and Service Shares, respectively for these shareholder services.


DIVIDENDS AND TAX ASPECTS OF INVESTING IN THE FUND


Each Fund accrues its income daily and distributes it monthly. Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the income dividend and/or capital gain distribution. You will receive income dividends and capital gains distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Trust receives your written notice.

The following is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FEDERAL TAXES


The Funds contemplate declaring as dividends each year all or substantially all of their net taxable investment income. Fund distributions will generally be taxable to you as ordinary income and will not be eligible for the favorable rates currently applicable to qualified dividends. You will be subject to federal income tax on Fund distributions regardless whether they are paid in cash or reinvested in additional shares.


IRAS AND OTHER TAX-QUALIFIED PLANS


One major exception to the foregoing tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


STATE AND LOCAL TAXES


You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. It is anticipated that all of the distributions by the Institutional Treasury Money Market Fund and a significant percentage of the distributions by the Institutional Government Money Market Fund each year will be attributable to interest on U.S. government securities, but there is no assurance that this will be the case inasmuch as some categories of securities in which the Institutional Government Money Market Fund may invest do not qualify as U.S. government securities for these tax purposes. You should consult your tax adviser regarding the tax status of distributions in your state and locality.


BACKUP WITHHOLDING


A Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a current tax identification number in the manner required, or who are subject to withholding imposed by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 28%.



U.S. FEDERAL TAX TREATMENT OF FOREIGN SHAREHOLDERS



For nonresident aliens, foreign corporations and other foreign investors, Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.


All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                   APPENDIX A



MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES



This section provides additional information about the principal investment strategies used by the Funds and the related risks. The Funds' Statement of Additional Information contains more information about the particular types of securities in which the Funds invest.



Each Fund publishes on the Funds' website (AllegiantFunds.com) its complete portfolio holdings as of the end of each fiscal quarter. Such publication is subject to a fifteen-day calendar lag between the date of the information and the date on which the information is disclosed. This information will be available on the Funds' website until the date on which a Fund files its next quarterly portfolio holdings report with the Securities and Exchange Commission ("SEC") on Form N-CSR or Form N-Q. For more information on the Funds' policies and procedures with respect to the disclosure of portfolio securities, see the Statement of Additional Information, which is available, free of charge, on the Funds' website. The following chart indicates the specific types of investments in which each Fund primarily invests.



                                                Fixed
                                               Income     Government   Repurchase
                                             Securities   Securities   Agreements
                                             ----------   ----------   ----------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                     X            X
INSTITUTIONAL MONEY MARKET FUND                   X            X            X
INSTITUTIONAL TREASURY MONEY MARKET FUND                       X



FIXED INCOME SECURITIES



The market values of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.



Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.



Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.



GOVERNMENT SECURITIES



Government securities are securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, such as GNMA, FNMA, Freddie Mac and FHLBs, as well as obligations issued or guaranteed by the U.S. government, including U.S. Treasury bills, notes and bonds. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities, instrumentalities or sponsored enterprises, such as GNMA, are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as FNMA, Freddie Mac and FHLBs, are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities or sponsored enterprises if it is not obligated to do so by law.



REPURCHASE AGREEMENTS



Under a repurchase agreement a Fund purchases securities from a seller who agrees to repurchase the securities sold at a mutually agreed upon time and price which is higher than the purchase price. The securities usually are repurchased the next day or within a few days. If the seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced by or against the seller, there could be a delay in receiving the collateral.



MORE INFORMATION ABOUT FUND INVESTMENTS



Additional investment policies are described in this section. Each Fund may also invest in other securities, use other strategies and engage in other investment practices. See the Statement of Additional Information for more detail on the investments and strategies used by the Funds.



TEMPORARY INVESTMENTS



Each Fund may hold cash pending investment and may hold up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.



CASH MANAGEMENT



Pursuant to SEC rules, other mutual funds offered by Allegiant Funds, a separate investment company affiliated with the Trust (together with the Trust, the "Trusts"), may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trusts, including the Funds.



EURODOLLAR AND YANKEE OBLIGATIONS



The Institutional Money Market Fund may also invest in Eurodollar and Yankee obligations, which include, but are not limited to, certificates of deposit issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have the same risks, such as income risk and credit risk, as those of U.S. money market instruments. Other risks of Eurodollar and Yankee obligations include the chance that a foreign government will not let U.S. dollar-denominated assets leave the country, the chance that the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and the chance that adverse political or economic developments will affect investments in a foreign country. Before the Adviser selects a Eurodollar or Yankee obligation, however, any foreign issuer undergoes the same credit-quality analysis and tests of financial strength as those for the issuers of domestic securities.

                                   APPENDIX B


FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Institutional Money Market Fund. This information is intended to help you understand the Institutional Money Market Fund's financial performance for the period of the Institutional and Advisor Shares' operations. All per share information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.



The financial highlights have been audited by _____________________, Independent Registered Public Accounting Firm, whose report, along with the Institutional Money Market Fund's financial statements, is included in the annual report dated May 31, 2009 and is incorporated by reference into the Statement of Additional Information. Information for prior fiscal years was audited by __________, the Institutional Money Market Fund's former independent registered public accounting firm.



No financial highlights are presented for the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund or Service Shares of each Fund because each had not commenced operations as of May 31, 2009.



You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-364-4890.

Selected Per Share Data and Ratios For the Years Ended May 31, unless otherwise indicated


                                                                                                     Ratio of   Ratio of Net
                                                                                                     Expenses    Investment
            Net                               Net                                     Ratio of Net  to Average    Income to
           Asset                 Dividends   Asset                         Ratio of    Investment   Net Assets     Average
           Value,       Net      from Net   Value,           Net Assets  Expenses to    Income to     (Before    Net Assets
         Beginning  Investment  Investment  End of   Total     End of    Average Net   Average Net      Fee      (Before Fee
          of Year     Income+     Income     Year   Return  Year (000s)     Assets       Assets      Waivers)     Waivers)
         ---------  ----------  ----------  ------  ------  -----------  -----------  ------------  ----------  ------------
INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL SHARES
2009         $           $           $         $       %         $            %             %            %            %
2008        1.00       0.04       (0.04)     1.00    4.43    2,289,971       0.16         4.32         0.18         4.30
2007        1.00       0.05       (0.05)     1.00    5.32    2,112,795       0.15         5.19         0.18         5.16
2006        1.00       0.04       (0.04)     1.00    4.00    1,521,950       0.17         4.10         0.22         4.05
2005(1)     1.00       0.01       (0.01)     1.00    1.40      676,417       0.17         2.42         0.24         2.35



Selected Per Share Data and Ratios For the Years Ended May 31, unless otherwise indicated



                                                                                                     Ratio of   Ratio of Net
                                                                                                     Expenses    Investment
            Net                               Net                                     Ratio of Net  to Average    Income to
           Asset                 Dividends   Asset                         Ratio of    Investment   Net Assets     Average
           Value,       Net      from Net   Value,           Net Assets  Expenses to    Income to     (Before    Net Assets
         Beginning  Investment  Investment  End of   Total     End of    Average Net   Average Net      Fee      (Before Fee
          of Year     Income+     Income     Year   Return  Year (000s)     Assets       Assets      Waivers)     Waivers)
         ---------  ----------  ----------  ------  ------  -----------  -----------  ------------  ----------  ------------
INSTITUTIONAL MONEY MARKET FUND
ADVISOR SHARES*
2009         $           $           $         $       %         $            %             %            %            %
2008        1.00       0.04       (0.04)     1.00    4.38     266,866        0.21         4.27         0.23         4.25
2007        1.00       0.04       (0.04)     1.00    3.68         529        0.20         5.14         0.23         5.11
2006        1.00         --          --      1.00     N/A          --         N/A          N/A          N/A          N/A
2005(2)     1.00       0.01       (0.01)     1.00    0.54          --        0.27         2.02         0.34         1.95



+    Per share data calculated using average shares outstanding method.



(1) Institutional Shares commenced operations on October 28, 2004. All ratios for the period have been annualized. Total Return for the period has not been annualized.


* This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.


(2) Advisor Shares commenced operations on November 19, 2004. All ratios for the period have been annualized. Total Return for the period has not been annualized.

                               INVESTMENT ADVISER
                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   UNDERWRITER
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  LEGAL COUNSEL
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                            NOT A PART OF PROSPECTUS

                     ALLEGIANT ADVANTAGE FUND PRIVACY NOTICE

     The basis of each customer relationship at Allegiant Advantage Fund is built on trust. You have chosen to do business with Allegiant Advantage Fund, and we guard that relationship with great care, beginning with the information you have chosen to share with us.


     Allegiant Advantage Fund is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide you with the most effective and convenient access to our broad range of financial products and services. We want you to understand what information we collect, and how we use and protect it.


     WHAT INFORMATION WE COLLECT

     "Nonpublic personal information" is information about you that we obtain in connection with providing our financial products or services. Such information includes for example, name, address, age, and account balance.

     We may collect nonpublic personal information about you from the following sources:

     - Information that you provide to us, such as on applications or other forms, or

     -    Information about your transactions with us

     OUR SECURITY PROCEDURES

     To maintain security of customer information, we restrict access to your personal and account information to persons who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard information.

     WHAT INFORMATION WE DISCLOSE

     Allegiant Advantage Fund does not disclose nonpublic personal information about you to any third party companies, except as permitted by federal law. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your account(s), your account becomes inactive, or you otherwise cease to do business with us.

     Allegiant Advantage Fund works with third parties to bring you financial services. We disclose information about you as necessary to fulfill these third party service agreements. For example, we may disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account, or other business relationship, such as printing checks or providing periodic account statements. We may also disclose information about you to governmental entities, such as sending annual income statements to the IRS.


     We may disclose all of the information we collect, as described above, to third parties that perform marketing services on our behalf or to other financial institutions, such as The PNC Financial Services Group, Inc. and its affiliates, with whom we have joint marketing agreements in order to make a variety of financial services available to you. These third parties must agree to strict confidentiality provisions to assure the protection of your information. Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to ensure this result.


     ALLEGIANT ADVANTAGE FUND'S PLEDGE TO YOU

     We believe that your privacy should never be compromised. At the same time, we want to offer you the array of financial products and services you need to accomplish your financial goals. We believe we can do both by adhering to the provisions of this privacy notice.

BOARD OF TRUSTEES

ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
   Commercial Metals Company


JOHN G. ABUNASSAR
PRESIDENT AND CHIEF EXECUTIVE OFFICER
   President and Chief Executive Officer, Allegiant Asset Management Company


DOROTHY A. BERRY
President, Talon Industries, Inc.
Chairman and Director:
   Professionally Managed Portfolios


KELLEY J. BRENNAN
AUDIT COMMITTEE CHAIRMAN
Retired Partner, PricewaterhouseCoopers LLP


JOHN F. DURKOTT
President and Chief Executive Officer, Kittle's Home Furnishings Center, Inc.

RICHARD W. FURST
Dean Emeritus and Garvice D. Kincaid Professor of Finance (Emeritus), Gatton
   College of Business and Economics, University of Kentucky
Director:
   Central Bank & Trust Co.
   Central Bancshares

GERALD L. GHERLEIN
Retired Executive Vice President and General Counsel, Eaton Corporation


DALE C. LAPORTE
LEGAL COMPLIANCE COMMITTEE CHAIRMAN
Retired Senior Vice President and General Counsel, Invacare Corporation
Director:
   Invacare Corporation


KATHLEEN CUPPER OBERT
Chairman and Chief Executive Officer, Edward Howard & Co.

   Allegiant Advantage Fund Trustees also serve as Trustees of Allegiant Funds

                                              (ALLEGIANT(R) ADVANTAGE FUND LOGO)
                                                      AllegiantFunds.com

                                        More information about the Funds is
                                        available without charge through the
                                        following:


                                        STATEMENT OF ADDITIONAL INFORMATION
                                        (SAI)


                                        The SAI, as it may be amended or
                                        supplemented from time to time, includes more detailed information about Allegiant Advantage Fund and is available, free of charge, on the Funds' website. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


                                        ANNUAL AND SEMI-ANNUAL REPORTS


                                        These reports list each Fund's holdings
                                        and contain detailed financial
                                        information about the Funds and are
                                        available, free of charge, on the Funds' website.


                                        TO OBTAIN MORE INFORMATION:

                                        By Internet:
                                        AllegiantFunds.com

                                        By Telephone:
                                        Call 1-800-364-4890

                                        By Mail:
                                        ALLEGIANT ADVANTAGE FUND
                                        c/o PNC Global Investment Servicing
                                        P.O. Box 9795
                                        Providence, RI 02940-9795

                                        FROM THE SEC:

                                        You can also obtain the SAI or the
                                        Annual and Semi-Annual reports, as well
                                        as other information about Allegiant
                                        Advantage Fund, from the EDGAR Database
                                        on the SEC's website
                                        (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call
                                        1-202-551-8090. You may request
                                        documents from the SEC, upon payment of
                                        a duplicating fee, by e-mailing the SEC
                                        at publicinfo@sec.gov or by writing to:

                                        Securities and Exchange Commission
                                        Public Reference Section
                                        Washington, DC 20549-0102

(ALLEGIANT(R) ADVANTAGE FUND LOGO)      Allegiant Advantage Fund's Investment
        AllegiantFunds.com              Company Act registration number is
                                        811-07850

                            ALLEGIANT ADVANTAGE FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER __, 2009



                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         INSTITUTIONAL MONEY MARKET FUND
                    INSTITUTIONAL TREASURY MONEY MARKET FUND



This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectus listed below for the above investment portfolios (each, a "Fund" and collectively, the "Funds") of Allegiant Advantage Fund (the "Trust"), as may be amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. The Prospectus and the Trust's annual report to shareholders dated May 31, 2009 (the "2009 Annual Report") may be obtained without charge, upon request, by calling or writing the Trust at 1-800-364-4890, 760 Moore Road, King of Prussia, Pennsylvania 19406.



                               CURRENT PROSPECTUS



   PROSPECTUS DATED OCTOBER __, 2009 FOR INSTITUTIONAL SHARES, ADVISOR SHARES
      AND SERVICE SHARES OF THE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND,
                       THE INSTITUTIONAL MONEY MARKET FUND
                AND THE INSTITUTIONAL TREASURY MONEY MARKET FUND


                              FINANCIAL STATEMENTS


The Trust's audited financial statements and the report thereon of _______________, the Trust's Independent Registered Public Accounting Firm, included in the 2009 Annual Report are incorporated by reference into this SAI. No other parts of the 2009 Annual Report are incorporated by reference.

                                TABLE OF CONTENTS


                                                                            Page
                                                                            ----
ALLEGIANT ADVANTAGE FUND.................................................      1
INVESTMENT OBJECTIVES AND POLICIES.......................................      1
INVESTMENT LIMITATIONS AND RESTRICTIONS..................................     13
NET ASSET VALUE..........................................................     16
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................     16
ADDITIONAL INFORMATION CONCERNING TAXES..................................     17
TRUSTEES AND OFFICERS....................................................     18
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
TRANSFER AGENCY AGREEMENTS...............................................     28
SHAREHOLDER SERVICES PLANS...............................................     31
PORTFOLIO TRANSACTIONS...................................................     32
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................     34
COUNSEL..................................................................     34
PERFORMANCE INFORMATION..................................................     34
ADDITIONAL INFORMATION...................................................     35
MISCELLANEOUS............................................................     37
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS............................    A-1
APPENDIX B: ALLEGIANT ASSET MANAGEMENT COMPANY PROXY VOTING
POLICY AND PROCEDURES....................................................    B-1

                            ALLEGIANT ADVANTAGE FUND


          This SAI should be read in conjunction with the Prospectus for the Funds listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus for the Funds.



          The Trust was organized as a Massachusetts business trust on May 18, 1993 and prior to May 1, 2000, the Trust was named The Parkstone Advantage Fund. The Trust is an open-end management investment company which currently offers three diversified investment portfolios called the Institutional Government Money Market Fund, the Institutional Money Market Fund and the Institutional Treasury Money Market Fund. The Trust changed its fiscal year end from December 31 to May 31 effective with the 2005 fiscal year end.


          The Trust previously offered shares of five funds: the Equity Growth Fund, International Equity Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Bond Fund. These five funds were liquidated on December 4, 2003 after shareholders of each Fund approved the liquidation at a Special Meeting of Shareholders held on November 24, 2003.


          Effective June 13, 2005, the Trust's name was changed from The Armada Advantage Fund to the Allegiant Advantage Fund. Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value in three classes of shares. The Institutional Shares, the Advisor Shares and the Service Shares, which commenced operations on October 28, 2004, November 19, 2004 and __________ respectively.



          Much of the information contained in the SAI expands upon subjects discussed in the Funds' prospectus. Capitalized terms not defined herein are defined in the Prospectus.



                       INVESTMENT OBJECTIVES AND POLICIES


ADDITIONAL INFORMATION ON FUND MANAGEMENT


          Further information on the management strategies, techniques, policies and related matters concerning Allegiant Asset Management Company, the investment adviser to the Funds (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See "Performance Information" below.



          Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch Ratings, Inc. ("Fitch"), Moody's Investors Service, Inc. ("Moody's") and Dominion Bond Rating Service Limited ("DBRS") for securities which may be held by the Funds.



ADDITIONAL INFORMATION ABOUT THE FUNDS



          The following information supplements, and should be read in conjunction with, the principal strategies and risk disclosures for the Funds in the Prospectus.

ALLEGIANT ADVANTAGE INSTITUTIONAL GOVERNMENT MONEY MARKET FUND



          The Fund seeks to achieve its investment objective by investing 100% of its net assets plus any borrowings for investment purposes in a portfolio of high quality, short-term debt obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund commenced operations on _________ and has not been rated by S&P.


ALLEGIANT ADVANTAGE INSTITUTIONAL MONEY MARKET FUND

          The Fund seeks to achieve its investment objective by investing in a portfolio of Rule 2a-7 eligible "money market" instruments including, but not limited to certificates of deposit, time deposits and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated in the highest rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has rated such securities then by that NRSRO, or if unrated, determined to be of comparable quality by the Adviser. The Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.


ALLEGIANT ADVANTAGE INSTITUTIONAL TREASURY MONEY MARKET FUND



          The Fund seeks to achieve its investment objective by investing exclusively in a portfolio of short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund may not engage in repurchase and reverse repurchase transactions or lend its portfolio securities. The Fund commenced operations on _____ and has not been rated by S&P.


ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

DISCLOSURE OF PORTFOLIO HOLDINGS


          In accordance with the Trust's policies and procedures, PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") is responsible for dissemination of information about the Trust's portfolio securities. The Trust, its co-administrators (the Adviser and PNC Global Investment Servicing, together the "Co-Administrators") and Adviser (together, the "Service Providers") may only disclose information concerning securities held in the Trust's portfolios under the following circumstances:



          i. Within fifteen business days following the end of each calendar month, PNC Global Investment Servicing shall post the securities held by each Fund, together with each security's percentage of total net assets of the portfolio, on the Trust's website.



          ii. The Trust or a Service Provider may disclose the Trust's portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; or


               a) Examples of instances in which selective disclosure of the Trust's portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Adviser; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

          iii. As required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.


          Each of the Trust's Service Providers is required to keep the Funds' portfolio information confidential either pursuant to its agreement with the Trust or because of the nature of its relationship to the Trust. In the event that the Trust or a Service Provider discloses the Trust's portfolio securities holdings to a selected third party for a legitimate business purpose, such third party shall be required pursuant to an agreement with the Trust to keep the information confidential and shall not trade on such information.



          Neither the Trust, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust's portfolio securities.



          With respect to the monthly disclosure of portfolio holdings on the Trust's website, PNC Global Investment Servicing is authorized to prepare and post to the Trust's website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization. With respect to any other disclosure of the Trust's portfolio holdings, the Trust's President and Treasurer, or the Adviser's President shall be authorized to disclose such information.



          In order to ensure that the disclosure of the Trust's portfolio securities is in the best interests of the Trust's shareholders and to avoid any potential or actual conflicts of interest with PNC Global Investment Servicing, the Adviser, the Trust's principal underwriter or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust's portfolio securities for legitimate business purposes shall be approved by the Trust's Board of Trustees in advance of such disclosure. This requirement shall not apply to the disclosure of the Trust's portfolio securities to the Trust's existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided herein.



          The Board shall receive quarterly reports stating whether disclosures were made concerning the Trust's portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.


RATINGS CRITERIA


          Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by various ratings agencies for debt securities which may be held by each Fund.

ELIGIBLE SECURITIES


          Each Fund may purchase "eligible securities" (as defined by Rule 2a-7 under the 1940 Act) that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated at time of purchase by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or the only NRSRO which has issued a rating) in the highest rating category for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. The Funds may purchase securities that are rated in the highest rating category for short term debt securities. Securities issued by a money market fund and securities issued by the U.S. government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Funds of securities that are rated by only one Rating Agency or that qualify under (3) above if required by applicable regulations or Trust procedures.


VARIABLE AND FLOATING RATE INSTRUMENTS


          Each Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between a Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.


          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.


          Variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS


          Each Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest payment which may be based on a fixed rate or a fixed spread over an index, such as the London Interbank Offered Rate ("LIBOR"). The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to a Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. A Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. The Institutional Money Market Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 10% of each Fund's net assets.


          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS


          Securities held by each Fund (other than the Institutional Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.



          The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or Trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

          Although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.











ILLIQUID SECURITIES


          Each Fund will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").



          Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


CORPORATE DEBT OBLIGATIONS


          Each Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.


OTHER DEBT SECURITIES


          Each Fund may also invest in other debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables (CARS) and Certificates of Amortizing Revolving Debts (CARDS); private placements; and income participation loans. Some of the securities in which a Fund invests may have warrants or options attached.



          Appreciation in the value of a debt security may result from an improvement in the credit standing of the issuer of the security or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by a Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by a Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

          In the event that subsequent to its purchase by a Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security.



          As new fixed income products and securities are developed, the Adviser may invest the Funds' assets in those opportunities as well.


SHORT SALES


          Each Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.



          Each Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If a Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.


ASSET-BACKED SECURITIES


          To the extent permitted by Rule 2a-7 under the 1940 Act and as is consistent with its investment objective and policies, each Fund may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by a Fund may include collateralized mortgage obligations ("CMOs") issued by private companies.


          In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.


          Each Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that a Fund's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.


          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a publicly-held company owned by its shareholders that was created by an act of Congress. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). Freddie Mac is a publicly-held company owned by its shareholders that was created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any FHLBs and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating federal sponsorship of FNMA and Freddie Mac. The Trust cannot predict what legislation, if any, may be proposed in the future in Congress as regards such sponsorship or which proposals, if any, might be enacted.

          Privately issued mortgage-backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the Adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

          CMOs may be issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises, including FNMA and Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

          Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

          Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the Trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

WHEN-ISSUED SECURITIES


          Each Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). A Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery securities that a Fund may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.



          When a Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceed 25% of the value of its total assets.



          When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.


MONEY MARKET INSTRUMENTS


          Each Fund may invest in various short-term obligations such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements and GICs. Each Fund may invest in money market instruments in accordance with Rule 2a-7 under the 1940 Act and as is consistent with its investment objectives and policies.



          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar-denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not issued by the Federal Deposit Insurance Corporation. The Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.


          Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-1" by S&P, "Prime-1" by Moody's, "F1" by Fitch or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, each Fund may invest in Canadian Commercial Paper which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. Each Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.



          Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Each Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.


GOVERNMENT SECURITIES


          The Institutional Treasury Money Market Fund may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. Each other Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks ("FHLBs"), Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the GNMA. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of Freddie Mac, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Instruments". The Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.


U.S. TREASURY OBLIGATIONS AND RECEIPTS


          Each Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).



          The Funds may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), Liquid Yield Option Notes ("LYONs"), and Certificates of Accrual on Treasury Securities ("CATS"). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

EURODOLLAR AND YANKEE OBLIGATIONS


          The Institutional Money Market Fund may invest in Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.



          Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Institutional Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.


DERIVATIVE INSTRUMENTS


          Each Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including CMOs, various floating rate instruments and other types of securities).



          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. The Funds may not employ any derivative strategies, and no assurance can be given that any strategy used will succeed. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles. To the extent a Fund invests in derivative instruments for non-hedging purposes (i.e., to seek to increase total return), such practice is considered to be speculative and presents an even greater risk of loss.


SECURITIES OF OTHER INVESTMENT COMPANIES


          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value ("NAV") per share based on the amortized cost or penny-rounding method, i.e., money market funds.



          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.



          Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole; and (iv) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Funds and other investment companies advised by the Adviser. If a money market fund offers more than one class of shares, the Funds will only invest in the class with the lowest expense ratio at the time of investment.



                     INVESTMENT LIMITATIONS AND RESTRICTIONS



          Each Fund is subject to a number of investment limitations and restrictions. The following investment limitations and restrictions are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Vote of a Majority of the Outstanding Shares").



          No Fund may:


          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

               (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the U.S., the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

               (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

               (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and

               (d) personal credit and business credit businesses will be considered separate industries.


          2. Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.


          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.


          4. Purchase or sell real estate, except that a Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.



          5. Invest in commodities, except that as consistent with its investment objective and policies a Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.



          6. Act as an underwriter of securities within the meaning of the 1933 Act except insofar as a Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.



          With respect to investment limitation No. 3 above, the 1940 Act prohibits a Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings. Should a Fund's asset average fall below the required 300%, within three days thereafter (not including Sundays and holidays) the Fund must reduce the amount of its borrowings to an extent that the asset coverage will be at least 300%.



          For purposes of the above investment limitations and restrictions, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.



          Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.



          In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          No Fund may:


          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.


          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) a Fund may make short sales against-the-box (defined as the extent to which a Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).


          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 10% of its net assets in illiquid securities.


          6. Purchase securities while its outstanding borrowings are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Prospectus or SAI are not deemed to be pledged for purposes of this limitation.



          With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the limitations applicable to each Fund's investments in other investment companies. With respect to investment limitation No. 3(c), see "Short Sales" above.



          The Funds do not intend to acquire securities issued by the Adviser, Underwriter (as defined in "Additional Purchase and Redemption Information" below) or their affiliates.

                                 NET ASSET VALUE


VALUATION OF THE FUNDS



          The Trust uses the amortized cost method to value shares of the Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined in accordance with procedures adopted by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.



          Each Fund invests only in high quality, short-term instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable NAV per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the NAV per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the NAV per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, redeeming shares in kind, reducing the number of a Fund's outstanding shares without monetary consideration, or utilizing a NAV per share determined by using available market quotations.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


          The sale of the Funds' shares is facilitated by Professional Funds Distributor, LLC (the "Underwriter"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at Allegiant Advantage Fund, c/o PNC Global Investment Servicing, P.O. Box 9795, Providence, RI 02940-9795.





          The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          Payment for shares of a Fund may, in the discretion of the Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


          The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in-kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.


          As described in the Prospectus, each Fund's shares are sold at their NAV to individuals and institutional investors including corporate investors, pension and profit sharing plans and foundations and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of the Adviser. Advisor and Service Shares are designed for investors requiring additional services through their financial intermediaries. There are no sales charges on the purchase of Institutional, Advisor or Service Shares.



          The Trust may authorize certain financial intermediaries to accept, on behalf of the Trust, purchase, redemption and exchange orders placed by or on behalf of their customers and to designate other intermediaries to accept such orders. In these cases, a Fund will be deemed to have received an order that is in proper form when the order is accepted by the financial intermediary on a business day, and the order will be priced at a Fund's NAV per share next determined after such acceptance. Your financial intermediary is responsible for transmitting accepted orders to the Trust within the time period agreed upon.


                     ADDITIONAL INFORMATION CONCERNING TAXES


          The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.



          The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may be retroactive.


GENERAL - FEDERAL


          Each Fund of the Trust is treated as a separate corporate entity and intends to qualify, as a regulated investment company under Subchapter M of Subtitle A, Chapter 1 of the Code. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.


          First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.


          Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.


          Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.


          Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.



          The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.


STATE AND LOCAL TAXES


          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.


                              TRUSTEES AND OFFICERS

          The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees."

                                                                                                Number
                                                                                                  of
                                                                                              Portfolios
                                                                                                in Fund
                                                Length of                                     Complex(3)
                               Position(s)        Time                                         Overseen
      Name, Address(1),         Held with       Served in       Principal Occupation(s)           by         Other Directorships
    Date of Birth and Age       the Trust      Position(2)        During Past 5 Years           Trustee      Held by Trustee(4)
----------------------------   -------------   --------------   ---------------------------   ----------   ----------------------
INDEPENDENT TRUSTEES
Robert D. Neary                Chairman of     Since August     Retired; Co-Chairman of           __       Director, Commercial
Date of Birth:                 the Board and   1998             Ernst & Young, 1984 - 1993.                Metals Company
9/30/33                        Trustee
Age:76

Dorothy A. Berry               Trustee         Since April      President, Talon                  __       Chairman and Director,
Date of Birth: 9/12/43                         2006             Industries, Inc.                           Professionally Managed
Age: 66                                                         (administrative, management                Portfolios
                                                                and business consulting),
                                                                since 1986.

Kelley J. Brennan              Trustee and     Trustee since    Retired; Partner,                 __       None
Date of Birth:                 Chairman of     April 2006;      PricewaterhouseCoopers LLP,
7/7/42                         the Audit       Chairman of      1981 - 2002.
Age: 67                        Committee       the Audit
                                               Committee
                                               since August
                                               2007

John F. Durkott                Trustee         Since August     President and Chief               __       None
Date of Birth:                                 1998             Executive Officer, Kittle's
7/11/44                                                         Home Furnishings Center,
Age: 65                                                         Inc. ("Kittles"), since
                                                                January 2002; Partner,
                                                                Kittle's Bloomington
                                                                Properties LLC, 1981 -
                                                                2003; KK&D LLC, 1989 -
                                                                2003; KK&D II LLC, 1998 -
                                                                2003 (affiliated real
                                                                estate companies of
                                                                Kittle's).

                                                                                                Number
                                                                                                  of
                                                                                              Portfolios
                                                                                                in Fund
                                                Length of                                     Complex(3)
                               Position(s)        Time                                         Overseen
      Name, Address(1),         Held with       Served in       Principal Occupation(s)           by         Other Directorships
    Date of Birth and Age       the Trust      Position(2)        During Past 5 Years           Trustee      Held by Trustee(4)
----------------------------   -------------   --------------   ---------------------------   ----------   ----------------------
Richard W. Furst               Trustee         Since August     Dean Emeritus and Garvice         __       Director, Central Bank &
Date of Birth:                                 1998             D. Kincaid Professor of                    Trust Co.; Director,
9/13/38                                                         Finance (Emeritus), since                  Central Bancshares
Age: 71                                                         2003, Garvice D. Kincaid
                                                                Professor of Finance, 2000
                                                                - 2003, Dean and Professor
                                                                of Finance, 1981 - 2003,
                                                                Gatton College of Business
                                                                and Economics, University
                                                                of Kentucky.

Gerald L. Gherlein             Trustee         Since August     Retired; Executive                __       None
Date of Birth:  2/16/38                        1998             Vice-President and General
Age: 71                                                         Counsel, Eaton Corporation
                                                                (global manufacturing),
                                                                1991 - 2000.

Dale C. LaPorte                Trustee and     Trustee since    Retired; Senior Vice              __       Director, Invacare
Date of Birth:                 Chairman of     April 2005;      President and General                      Corporation
1/04/42                        the Legal       Chairman of      Counsel, Invacare
Age: 67                        Compliance      the Legal        Corporation (manufacturer
                               Committee       Compliance       of healthcare products),
                                               Committee        since December 2005-2009;
                                               since May 2009   Partner, 1974-2005; and
                                                                Chairman of Executive
                                                                Committee, 2000 - 2004, of
                                                                Calfee, Halter & Griswold
                                                                LLP.

Kathleen Cupper Obert          Trustee         Since August     Chairman and CEO, Edward          __       None
Date of Birth: 8/3/58                          2002             Howard & Co. (public
Age: 51                                                         relations agency), since
                                                                2000.

                                                                                                Number
                                                                                                  of
                                                                                              Portfolios
                                                                                                in Fund
                                                Length of                                     Complex(3)
                               Position(s)        Time                                         Overseen
      Name, Address(1),         Held with       Served in       Principal Occupation(s)           by         Other Directorships
    Date of Birth and Age       the Trust      Position(2)        During Past 5 Years           Trustee      Held by Trustee(4)
----------------------------   -------------   --------------   ---------------------------   ----------   ----------------------
INTERESTED TRUSTEE

John G. Abunassar(5)           Trustee,        Since            Executive Vice President,         __       None
200 Public Square, 5th Floor   President and   November         National City Bank and Chief
Cleveland, OH 44114            Chief           2008             Executive Officer, Allegiant
Date of Birth: 4/4/67          Executive                        Asset Management Company, since
Age: 42                        Officer                          June 2004; Senior Managing
                                                                Director of Institutional
                                                                Asset Management, Banc One
                                                                Investment Advisers, 2000 -
                                                                2003.

                                                                                                Number
                                                                                                  of
                                                                                              Portfolios
                                                                                                in Fund
                                                Length of                                     Complex(3)
                               Position(s)        Time                                         Overseen
      Name, Address(1),         Held with       Served in       Principal Occupation(s)           by         Other Directorships
    Date of Birth and Age       the Trust      Position(2)        During Past 5 Years           Trustee      Held by Trustee(4)
----------------------------   -------------   --------------   ---------------------------   ----------   ----------------------
OFFICERS
Kathleen T. Barr(6)            Senior Vice     Since            Senior Vice President             N/A      N/A
200 Public Square, 5th Floor   President,      February         (formerly Vice President),
Cleveland, OH  44114           Chief           2003             National City Bank and Managing
Date of Birth: 5/2/55          Administrative                   Director, Allegiant Asset
Age: 54                        Officer and                      Management Group (formerly
                               Chief                            Armada Funds Group), since
                               Compliance                       June 1999; Managing Director,
                               Officer                          Allegiant Asset Management
                                                                Company (formerly, National
                                                                City Investment Management
                                                                Company), since May 1996.

John Kernan(7)                 Treasurer       Treasurer        Senior Vice President             N/A      N/A
200 Public Square, 5th Floor   (formerly       since May        (formerly Vice President)
Cleveland, OH 44114            Assistant       2008;            National City Bank and Managing
Date of Birth: 9/17/65         Treasurer)      Assistant        Director of Fund Administration,
Age: 44                                        Treasurer        Allegiant Asset Management
                                               from             Group, since July 2004;
                                               February         Senior Director of Fund
                                               2005 to May      Administration, State
                                               2008             Street Bank and Trust
                                                                Company, 1998 - 2004.

Patrick Glazar (7)             Assistant       Assistant        Vice President and Senior         N/A      N/A
103 Bellevue Parkway           Treasurer       Treasurer        Director, Accounting and
Wilmington, DE 19809           (formerly       since May        Administration, PNC Global
Date of Birth: 7/8/67          Treasurer)      2008;            Investment Servicing, since
Age: 42                                        Treasurer        September 2002.
                                               from
                                               February
                                               2006 to May
                                               2008

                                                                                                Number
                                                                                                  of
                                                                                              Portfolios
                                                                                                in Fund
                                                Length of                                     Complex(3)
                               Position(s)        Time                                         Overseen
      Name, Address(1),         Held with       Served in       Principal Occupation(s)           by         Other Directorships
    Date of Birth and Age       the Trust      Position(2)        During Past 5 Years           Trustee      Held by Trustee(4)
----------------------------   -------------   --------------   ---------------------------   ----------   ----------------------
Audrey C. Talley(7)            Secretary       Since            Partner, Drinker Biddle &         N/A      N/A
One Logan Square                               February 2005    Reath LLP(law firm).
18th and Cherry Streets
Philadelphia, PA 19103-6996
Date of Birth: 11/20/53
Age: 55

David C. Lebisky(7)            Assistant       Since            Vice President and Senior         N/A      N/A
760 Moore Road                 Secretary       February 2007    Director, Regulatory
King of Prussia, PA 19406                                       Administration, PNC Global
Date of Birth: 5/19/72                                          Investment Servicing, since
Age: 37                                                         January 2007; Vice
                                                                President and Director, PNC
                                                                Global Investment
                                                                Servicing, 2002 - 2007.


(1) Each Trustee can be contacted by writing to Allegiant Advantage Fund, c/o Allegiant Funds Group, 200 Public Square, 5th Floor, Cleveland, OH 44114,
     Attention: John Kernan.


(2) Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.



(3) The "Fund Complex" consists of all registered investment companies for which the Adviser serves as investment adviser. The number of portfolios overseen by the Trustees includes the Funds and __ portfolios of Allegiant Funds that are offered for sale as of the date of this SAI.



(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to the Trust, each Trustee serves as a Trustee of Allegiant Funds. Mr. Neary also serves as Chairman and Mr. Abunassar also serves as President and Chief Executive Officer of Allegiant Funds.



(5) Mr. Abunassar is considered to be an "interested person" of the Trust because (1) he is an Executive Vice President of National City Bank and (2) he owns shares of common stock and options to purchase common stock of PNC.



(6) Ms. Barr also serves as Senior Vice President, Chief Administrative Officer and Chief Compliance Officer of Allegiant Funds. She previously served as Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer and Chief Compliance Officer of the Trust and Allegiant Funds (formerly, Armada Funds) from August 2002 until February 2003.



(7) Ms. Talley, Mr. Glazar, Mr. Kernan and Mr. Lebisky also serve as Officers of Allegiant Funds in their same capacities.

          Mr. Abunassar serves as Executive Vice President of National City Bank, an affiliate of the Adviser, and Chief Executive Officer of the Adviser. Ms. Talley is a partner of the law firm Drinker Biddle & Reath LLP, which serves as counsel to the Trust.


BOARD COMMITTEES


          The Board of Trustees has established three committees, the Audit Committee, the Nominating Committee and the Legal Compliance Committee.


          The Audit Committee consists of all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Audit Committee generally oversees the Trust's accounting and financial reporting process. Among its responsibilities, the Audit Committee annually determines the engagement and compensation of the Trust's Independent Registered Public Accounting Firm, reviews and approves the audit and non-audit services performed by the Independent Registered Public Accounting Firm, evaluates the adequacy of the Trust's internal financial and disclosure controls, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee was established on May 22, 2003 and held five formal meetings during the last fiscal year.

          The Nominating Committee includes all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Nominating Committee is responsible for nominating individuals who are not "interested persons" of the Trust to fill any vacancies on the Board. The Nominating Committee did not meet during the last fiscal year. The Nominating Committee's procedures provide that the Trust's security holders can submit nominees for consideration for Board vacancies by sending the nomination to the Trust's Secretary, who will submit all nominations to the Committee.


          The Legal Compliance Committee includes all Trustees who are not "interested persons" of the Trust as defined in the 1940 Act. The Legal Compliance Committee is responsible for the confidential receipt, retention and consideration of any report of evidence of a material violation of securities laws relating to the Funds or Adviser. The Legal Compliance Committee was established on May 14, 2009 and did not meet during the last fiscal year.


TRUSTEE OWNERSHIP OF ALLEGIANT FUND FAMILY SHARES


          The following table shows the dollar range of shares beneficially owned by each Trustee in the Funds and the Allegiant fund family in the aggregate as of December 31, 2008.


INDEPENDENT TRUSTEES


                                                           AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS        OVERSEEN BY TRUSTEE
---------------------   ------------------------------   ------------------------------
ROBERT D. NEARY                       $__                          __________
DOROTHY A. BERRY                      $__                          __________
KELLEY J. BRENNAN                     $__                          __________
JOHN F. DURKOTT                       $__                          __________
RICHARD W. FURST                      $__                          __________
GERALD L. GHERLEIN                    $__                          __________

                                                           AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS        OVERSEEN BY TRUSTEE
---------------------   ------------------------------   ------------------------------
DALE C. LAPORTE                       $__                          __________
KATHLEEN CUPPER OBERT                 $__                          __________


INTERESTED TRUSTEE


                                                           AGGREGATE DOLLAR RANGE OF
                                                            EQUITY SECURITIES IN ALL
                                DOLLAR RANGE OF          PORTFOLIOS OF THE FUND COMPLEX
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS        OVERSEEN BY TRUSTEE
---------------------   ------------------------------   ------------------------------
JOHN G. ABUNASSAR                     $__                          ___________



          As of _____________, 2009, the Trustees and officers of the Trust as a group owned beneficially less than 1% of each class of the outstanding shares, in the aggregate, of all the Funds of the Trust.


CERTAIN INTERESTS OF INDEPENDENT TRUSTEES

          Mr. Durkott serves as President and Chief Executive Officer of Kittle's Home Furnishings Center, Inc. ("Kittle's"). Mr. Durkott does not have an ownership interest in Kittle's. Kittle's has a $7.95 million line of credit open with National City Bank - Indiana, which is under common control with the Adviser. The line of credit is used for working capital purposes. The highest amount outstanding on the line of credit during the period January 1, 2006 through December 31, 2007 was not greater than $7,241,000. The balance outstanding as of August 1, 2008 was $6,171,000. Interest is charged at a fluctuating rate equal to National City Bank's ("NCB") prime rate or at a rate equal to LIBOR plus a margin determined in accordance with a schedule based upon Kittle's financial performance.

          Ms. Obert serves as Chairman and Chief Executive Officer and owns approximately 20% of the outstanding shares of privately held Edward Howard & Co. ("EH&C"). EH&C undertakes occasional media training, employee communications, crisis planning, marketing, publicity and corporate communications consulting services for NCB. From January 1, 2006 through December 31, 2006, EH&C earned approximately $25,000 in fees for these services. From January 1, 2007 through December 31, 2007, EH&C earned approximately $4,000 in fees for these services. EH&C expects to be engaged for similar projects by NCB from time to time at comparable fee levels.


          Mr. LaPorte served as Senior Vice President of business development and General Counsel of Invacare Corporation ("Invacare") until January 1, 2009. Invacare has a $400 million line of credit open with a lending syndicate of eleven banks, one of which is NCB. The combined NCB and NCB Canada obligation as part of the syndicate is limited to 15% of the total value of the line of credit, or US $60 million. The line of credit is used for working capital and general corporate purposes. The highest amount outstanding on the NCB pro rata share of the credit facility during the period January 1, 2006 to December 31, 2007, based on month end balances, was $25,657,000. The NCB portion of the balance outstanding as of December 31, 2007 was $4,280,000. Interest is charged at a variable rate that may be calculated on a spread over LIBOR, Fed Funds or Prime. The spreads are determined quarterly based on Invacare's Leverage Ratio (the ratio of debt to equity of the firm). In addition, Invacare engages NCB for certain treasury management and stock transfer agency services. From January 1, 2006 through

December 31, 2006, NCB earned approximately $221,133 in fees for these services, which represented approximately 0.0025% of NCB's revenues for the period. From January 1, 2007 through December 31, 2007, NCB earned approximately $57,609 in fees for these services, which represented approximately 0.0008% of NCB's revenues for the period.

BOARD COMPENSATION

          Each Trustee receives an annual fee of $45,000 plus either $4,500 for each combined Board meeting attended in person, or such amount as may be determined for each Board meeting attended telephonically, and reimbursement of out-of-pocket expenses. Prior to January 1, 2008, each Trustee received an annual fee of $40,000 plus $4,000 for each combined Board meeting attended in person. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities.

          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust or Allegiant Funds and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any Trustee or pay any particular level of compensation.


          The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2009:



                                                      Pension or
                                    Aggregate     Retirement Benefits   Estimated Annual   Total Compensation
Name of                           Compensation     Accrued as Part of     Benefits Upon    from the Trust and
Person, Position                 from the Trust   the Trust's Expense      Retirement         Fund Complex*
----------------                 --------------   -------------------   ----------------   ------------------
INDEPENDENT TRUSTEES
Robert D. Neary,
Chairman and Trustee                  $___                $0                   $0                 $___

Dorothy A. Berry, Trustee             $___                $0                   $0                 $___

Kelley J. Brennan,
Chairman of the Audit
Committee and Trustee                 $___                $0                   $0                 $___

John F. Durkott, Trustee              $___                $0                   $0                 $___

Richard W. Furst, Trustee             $___                $0                   $0                 $___

                                                      Pension or
                                    Aggregate     Retirement Benefits   Estimated Annual   Total Compensation
Name of                           Compensation     Accrued as Part of     Benefits Upon    from the Trust and
Person, Position                 from the Trust   the Trust's Expense      Retirement         Fund Complex*
----------------                 --------------   -------------------   ----------------   ------------------
Gerald L. Gherlein, Trustee           $__                 $0                   $0                 $___
Dale C. LaPorte, Trustee              $(1)                $0                   $0                 $___
Kathleen Cupper Obert, Trustee        $__                 $0                   $0                 $___
INTERESTED TRUSTEES
John G. Abunassar,
President, CEO and Trustee            $ 0                 $0                   $0                 $  0



(1) Includes Deferred Compensation in the amount of $____ accrued during the Trust's fiscal year ended May 31, 2009 for Dale C. LaPorte.


*    Each Trustee also serves as a Trustee of Allegiant Funds.

CODE OF ETHICS


          The Trust and the Adviser have adopted a code of ethics under Rule 17j-1 of the 1940 Act that: (i) establishes procedures for personnel with respect to personal investing, (ii) prohibits or restricts certain transactions that may be deemed to create a conflict of interest between personnel and the Funds, and (iii) permits personnel to invest in securities, including securities that may be purchased or held by the Funds.


SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the

Trust, nor shall any Trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as Trustee. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a Trustee, and that the Trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a Trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENT


          The Adviser serves as investment adviser to the Funds pursuant to an Advisory Agreement dated ________, 2009 for the Institutional Government Money Market Fund (the "GMM Advisory Agreement), ______________, 2009 for the Institutional Money Market Fund (the "MM Advisory Agreement") and _____________, 2009 for the Institutional Treasury Money Market Fund (the "TMM Advisory Agreement and together with the GMM Advisory Agreement and the MM Advisory Agreement, the "Advisory Agreements"). The Adviser is an indirect wholly owned subsidiary of PNC, a bank holding company and financial holding company with headquarters in Pittsburgh, Pennsylvania. Prior to ______, 2009, the Adviser served as investment adviser to the Institutional Money Market Fund pursuant to an Advisory Agreement dated October 21, 2004 (the "Previous MM Advisory Agreement"). The Adviser is a registered investment adviser with the SEC with approximately $___ billion in assets under management as of June 30, 2009. Allegiant is located at 200 Public Square, 5th Floor, Cleveland, Ohio 44114.



          For services performed under the Advisory Agreements, the Adviser receives fees as an annual percentage rate, based on average daily net assets, computed daily and paid monthly at the percentage rates as stated in the Prospectus. From time to time, the Adviser may voluntarily waive fees or reimburse the Trust for expenses. Information provided below prior to _____, 2009 reflects fees charged in accordance with the Previous MM Advisory Agreement. During the fiscal year ended May 31, 2007, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $2,190,097. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $2,813,554. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund incurred advisory fees, net of fee waivers, in the amount of $________. During the fiscal year ended May 31, 2007, advisory fees were waived in the amount of $601,310 for the Institutional Money Market Fund. During the fiscal year ended May 31, 2008, advisory fees were waived in the amount of $432,854 for the Institutional Money Market Fund. During the fiscal year ended May 31, 2009, advisory fees were waived in the amount of $______. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.



          Subject to the supervision of the Trust's Board of Trustees, the Adviser provides a continuous investment program for each Fund, including investment research and management with respect to all securities and investments and cash equivalents in each Fund. The Adviser determines from time to time what securities and other investments will be purchased, retained or sold by each Fund. The Adviser provides the services under the Advisory Agreements in accordance with each Fund's investment objective, policies, and restrictions as stated in the Prospectus and resolutions of the Trust's Board of Trustees applicable to each Fund.

          The Adviser places orders pursuant to its investment determinations for each Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser uses its best efforts to seek on behalf of the Trust and each Fund the best overall terms available. In assessing the best overall terms available for any transaction the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to each Fund and/or other accounts over which the Adviser or any affiliate of either of them exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for each Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion.



          In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Underwriter (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Underwriter (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of the Trust and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Funds and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Funds and furnish to the Trust's Board of Trustees such periodic and special reports as the Board may request.



          The Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreements except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.



          Unless sooner terminated, the Advisory Agreements continue in effect for an initial period of up to two years after its approval and will continue in effect from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Fund (as defined by the 1940 Act) and a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the agreement by votes cast in person at a meeting called for such purpose. The Advisory Agreements may be terminated by the Trust or the Adviser on 60 days' written notice without penalty, and will terminate immediately in the event of its assignment, as defined in the 1940 Act.

APPROVAL OF ADVISORY AGREEMENTS



          A discussion of the Board's deliberations in connection with the approval of (i) the MM Advisory Agreement is included in the Trust's Semi-Annual Report to Shareholders dated November 30, 2008 and (ii) the GMM Advisory Agreement and the TMM Advisory Agreement will be included in the Trust's Semi-Annual Report to Shareholders dated November 30, 2009.


PROXY VOTING POLICIES AND PROCEDURES


          The Trust is required to disclose information concerning the Funds' proxy voting policies and procedures to shareholders. The Board of Trustees has delegated to the Adviser responsibility for implementing decisions regarding proxy voting for securities held by each Fund. The Adviser will vote such proxies in accordance with the proxy policies and procedures, which have been reviewed by the Board of Trustees and adopted by the Trust, and which are found in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board of Trustees for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year is available (1) without charge, upon request by calling 1-800-364-4890 and (2) on the SEC's website at http://www.sec.gov.


ADMINISTRATION AND ACCOUNTING SERVICES


          The Trust has entered into a Co-Administration and Accounting Services Agreement dated February 26, 2009 (the "Co-Administration Agreement") with PNC Global Investment Servicing and the Adviser (together with PNC Global Investment Servicing, the "Co-Administrators"), pursuant to which PNC Global Investment Servicing and the Adviser have agreed to serve as Co-Administrators to the Trust. This agreement superseded a prior agreement with PNC Global Investment Servicing and National City Bank dated September 1, 2006.


          The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.


          PNC Global Investment Servicing is a wholly owned subsidiary of PNC. The Adviser is an indirect wholly owned subsidiary of PNC.



          Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees with respect to each Fund, computed daily and paid monthly, at annual rates based on the average daily net assets of each Fund. During the fiscal year ended May 31, 2007, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $250,173. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $301,877. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund paid to the Co-Administrators administration fees, net of fee waivers, of $__________. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.


UNDERWRITER


          The Underwriter acts as principal underwriter for the Funds' shares pursuant to its Distribution Agreement with the Trust. The Underwriter has its principal business office at 760 Moore Road, King of Prussia, Pennsylvania, 19406. Shares are sold on a continuous basis. The Underwriter will use all reasonable efforts in connection with distribution of shares of the Trust.


          Unless otherwise terminated, the Distribution Agreement between the Trust and the Underwriter continues in force and renews annually, provided that such annual renewal is approved by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party ("Qualified Trustees"), cast in person at a meeting called for the purpose of voting on the approval. The Distribution Agreement shall automatically terminate in the event of its assignment. In addition, the Distribution Agreement may at any time be terminated by the Underwriter, by a vote of a majority of Qualified Trustees or by vote of a majority of the outstanding voting securities of the Trust upon not less than sixty days prior written notice to the other party.


         The Underwriter may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Underwriter from certain sources available to it. Under any such program, the Underwriter may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodging, and gifts that do not exceed $100 per year, per individual.


CUSTODIAN SERVICES AND TRANSFER AGENCY SERVICES AGREEMENTS


          PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, with offices at 301 Bellevue Parkway, Wilmington, DE 19809, serves as custodian (the "Custodian") to the Trust pursuant to a Custodian Services Agreement dated October 21, 2004. The Custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.



          PNC Global Investment Servicing, in its role as transfer agent, is located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds pursuant to a Transfer Agency Services Agreement dated June 10, 2006. As part of these services, PNC Global Investment Servicing maintains records pertaining to the sale, redemption, and transfer of Fund shares and distributes each Fund's cash distributions to shareholders. Prior to June 10, 2006, Boston Financial Data Services served as the Trust's transfer agent and dividend disbursing agent with respect to the Funds.



                           SHAREHOLDER SERVICES PLANS



          The Trust has implemented Shareholder Services Plans with respect to the Funds' Advisor Shares and Service Shares (the "Services Plans") pursuant to which the Trust may enter into agreements with financial institutions, broker-dealers, or other industry professionals, such as investment advisers, accountants, and estate planning firms pertaining to the provision of shareholder administrative services to their customers who are the beneficial owners of a Fund's Advisor Shares or Service Shares in consideration for payments for such services. The Services Plans provide for the payment (on an annualized basis) of up to 0.10% and 0.25% of the NAV attributable to a Fund's Advisor Shares or Service Shares, respectively, held by a financial institution's customers.



          Services under the Services Plans may include:

     (i) aggregating and processing purchase and redemption requests for Advisor Shares and placing net purchase and redemption orders with the Underwriter or Transfer Agent;

     (ii) providing clients with a service that invests the assets of their accounts in Advisor Shares pursuant to specific or pre-authorized instructions;


    (iii) processing dividend payments from the Funds and assisting clients in changing dividend options, account designations and addresses;


     (iv) providing information periodically to show client's their positions in Advisor Shares;

     (v)  arranging for bank wires;

     (vi) responding to client inquiries relating to the services performed by the financial intermediary;


    (vii) providing subaccounting with respect to Advisor and Service Shares beneficially owned by clients;


   (viii) if required by law, forwarding or causing to be forwarded shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution, and tax notices) to clients; and


     (ix) providing such other similar services as the Trust may reasonably request to the extent permissible under applicable statutes, rules, or regulations. Upon request, provide clients a schedule of any fees that may be charged to them by the financial intermediary relating to the investment of their assets in Advisor or Service Shares.


          Servicing Agreements between the Trust and financial institutions are terminable, without penalty, at any time by the Trust (which termination may be by vote of a majority of the Disinterested Trustees) or by the financial institution upon notice to the Trust.

                             PORTFOLIO TRANSACTIONS

          Pursuant to the Advisory Agreement, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Funds. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or broker and/or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.


          During the fiscal year ended May 31, 2007, the Institutional Money Market Fund did not pay any brokerage commissions. During the fiscal year ended May 31, 2008, the Institutional Money Market Fund did not pay any brokerage commissions. During the fiscal year ended May 31, 2009, the Institutional Money Market Fund did not pay any brokerage commissions. The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.

          While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Funds. Such research services may include research reports on companies; industries and securities; economic and financial data; financial publications; computer databases; quotation equipment and services; and research oriented computer hardware, software and other services. Nevertheless, research services are only one of many factors considered in selecting broker-dealers. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Funds. Such information may be useful to the Adviser in serving both the Funds and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligation to the Funds.



          Portfolio securities will not be purchased from or sold to the Trust's Adviser, Underwriter, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, a Fund will not give preference to the Adviser's affiliates with respect to such transactions, securities, savings deposits and repurchase agreements.



          Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund's aggregate holdings of securities of its regular broker-dealers as of May 31, 2009 is as follows:


                                           Value of Fund's Aggregate
Fund                              Issuer      Holdings of Issuer
----                              ------   -------------------------
Institutional Money Market Fund


          The Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund did not commence operations until after the date of this SAI.



          The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Funds, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Funds' accounts are customers of the commercial departments of any of the Adviser's affiliates.



          Investment decisions for a Fund are made independently from those for the other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or advisory clients.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


          ________________ serve as the Independent Registered Public Accounting Firm for the Funds. The financial highlights for the Institutional Money Market Fund in the Prospectus and the financial statements for the Institutional Money Market Fund contained in the Trust's 2009 Annual Report are incorporated by reference into this SAI and were audited by ______________. The Institutional Money Market Fund's financial highlights and financial statements for prior years were audited by the Fund's predecessor independent registered public accounting firm. Financial highlights for the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund are not provided as they had not commenced operations prior to the end of the 2009 fiscal year.


                                     COUNSEL

          Drinker Biddle & Reath LLP (of which Ms. Talley, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION


YIELDS FOR THE FUNDS



          Yields for the Funds are computed by: (1) determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven-day period, for which the yield is to be quoted; (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the value of the account in each Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, and all fees that are charged by a Fund to all shareholder accounts in proportion to the length of the base period, other than non-recurring account and sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective compound yield quotation for each Fund is computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.


TOTAL RETURN QUOTATIONS


          Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Funds immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in a Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the NAV per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

          Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES


          The Trust is a Massachusetts business trust. The Trust was organized on May 18, 1993 and the Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 19, 1993. The Declaration of Trust authorizes the Trust, through the Board of Trustees, to issue an unlimited number of shares and to classify or re-classify any unissued shares into one or more additional classes by setting or changing in one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectus, including classes or series which represent interests in the Funds as follows, and as further described in this SAI and the related Prospectus:



Institutional Government Money Market Fund:   Institutional Shares
                                              Advisor Shares
                                              Service Shares

Institutional Money Market Fund:              Institutional Shares
                                              Advisor Shares
                                              Service Shares

Institutional Treasury Money Market Fund:     Institutional Shares
                                              Advisor Shares
                                              Service Shares



          The Trust's shares have no pre-emptive rights and only such conversion or exchange rights as the Board of Trustees may grant in their discretion. When issued for payment, as described in the Prospectus, a Fund's shares will be fully paid and non-assessable. In the event of the liquidation or dissolution of the Trust or an individual fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund at a proportionate distribution based on the relative asset values of the respective Fund, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.



          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the shareholders of the outstanding voting securities in an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by holders of a majority of the outstanding shares of each investment fund affected by such matter. A particular fund is deemed to be affected by a matter unless it is clear that the interest of each fund in the matter is substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to a particular fund.


          Shareholders are entitled to one vote for each dollar of NAV invested and a proportionate fractional vote for any fraction of one dollar of NAV invested, and will vote in the aggregate, and not by class except as otherwise required by the 1940 Act or other applicable law, or when the matter to be voted upon affects only interests of the shareholders of a particular class. Voting rights are not cumulative, and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the Trustees, irrespective of the votes of other shareholders.

          The Trust does not intend to hold annual shareholder meetings except as may be required by the 1940 Act. The Trust's Agreement and Declaration of Trust provides that a meeting of shareholders shall be called by the Board of Trustees upon written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

          The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law) to (a) sell and convey the assets of a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their NAV and which may be cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the assets belonging to a class of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their NAV; or (c) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares of the Trust if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any class to be redeemed at their NAV or converted into shares of another class of the Trust's shares at their NAV. However, the exercise of such authority by the Board of Trustees may be subject to certain restrictions under the 1940 Act. The Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES


          As used in this SAI, "vote of a majority of the outstanding shares" of the Trust or a Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or a Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or a Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of the Trust or a Fund.

                                  MISCELLANEOUS

          Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than a majority of the shares outstanding cast in person or by proxy at a meeting called for that purpose, or by a written declaration signed by the shareholders voting not less than two-thirds of the shares then outstanding.

          The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.


          The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.



          The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.



          As of September ___, 2009, the following persons owned of record 5 percent or more of the outstanding shares of the Institutional Money Market Fund. There are no shareholders in the Institutional Government Money Market Fund and the Institutional Treasury Money Market Fund.



FUND NAME AND CLASS/ SHAREHOLDER   SHARES OUTSTANDING   PERCENTAGE
--------------------------------   ------------------   ----------
                                                           ___%

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

     A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

     "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

     "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


     "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinctions within the "B" category.


     "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

     Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


     Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as "short-term" based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:



     "F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.



     "F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.



     "F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.



     "B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.



     "C" - Securities possess high short-term default risk. Default is a real possibility.



     "D" - Default. Indicates a default of a specific short-term obligation.


     The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

     "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

     "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.


     "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.


     "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

     "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

     "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

     "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

     "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

     "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.


     "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.


LONG-TERM CREDIT RATINGS

     The following summarizes the ratings used by Standard & Poor's for long-term issues:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.


     "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. The "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments may have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.



     "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to "D" upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.


     Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

     The following summarizes the ratings used by Moody's for long-term debt:

     "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

     "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

     "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

     "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

     "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

     "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

     "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     The following summarizes long-term ratings used by Fitch:


     "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit or default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



     "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit or default risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



     "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit or default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.



     "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that expectations of credit or default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.



     "BB" - Securities considered to be speculative. "BB" ratings indicate that there is an elevated vulnerability to credit or default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.



     "B" - Securities considered to be highly speculative. "B" ratings indicate that substantial credit or material default risk is present.

     "CCC," "CC" and "C" - A "CCC" rating indicates substantial credit risk, with default a real possibility. A "CC" rating indicates very high levels of credit risk. Default of some kind appears probable. "C" ratings signal exceptionally high levels of credit risk. Default is imminent or inevitable.



"D" - Indicates a default. Default generally is defined as one of the following: failure to make payment of principal and/or interest under the contractual terms of the rated obligation; the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligations.



     Defaulted corporate finance obligations typically are not assigned "D" ratings, but are instead rated in the "B" or "C" ratings categories, depending upon their recovery prospects and other relevant characteristics.


     Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

     "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

     The following summarizes the ratings used by DBRS for long-term debt:

     "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

     "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

     "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

     "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.


     "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.



     "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is discontinued or reinstated by DBRS.


     ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

     A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols are as follows:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

     "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

     In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

     When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

     VMIG rating expirations are a function of each issue's specific structural or credit features.

     "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a statement of fact or recommendation to purchase, sell, or hold a financial obligation or make any investment decisions. Nor is it a comment regarding an issue's market price or suitability for a particular investor.


Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                   APPENDIX B


                       ALLEGIANT ASSET MANAGEMENT COMPANY



                SECTION 401.6 PROXY VOTING POLICY AND PROCEDURES



                                 March 13, 2009



The purpose of these proxy voting policy and procedures is to ensure that Allegiant Asset Management Company ("Allegiant") and the subsidiary banks of PNC Financial Services Group, Inc. (the "Banks") fulfill their responsibility to their clients in connection with the voting of proxies. Allegiant and the Banks view the voting of proxies as an integral part of their investment management responsibility. The general principle of this Proxy Voting Policy is to vote any beneficial interest in an equity security prudently and solely in the best long-term economic interest of the advisory clients and their beneficiaries considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.


NEW ACCOUNT PROCEDURES


Allegiant's standard Investment Management Agreement conveys the authority to vote proxies to Allegiant. When the agreement states that the client has delegated proxy-voting authority to Allegiant, Allegiant will vote such proxies in accordance with this Proxy Voting Policy. In the event the client makes a written request that Allegiant vote in accordance with such client's proxy voting policy and provides this proxy voting policy to Allegiant, Allegiant will vote as instructed. In the event a contract is silent on the matter, Allegiant should get written confirmation from such client as to its preference, where possible. Allegiant will assume proxy voting responsibilities in those situations where the contract is silent and the client has provided no further instructions as to its preferences.


PROXY HANDLING PROCEDURES


With respect to those proxies for which Allegiant and any of the Banks have authority to vote, such votes will be determined by a proxy voting committee (the "Committee"). This Committee will consist of the members of the Institutional Asset Management Trust Investment Policy Committee ("TIPC"). The Committee shall be appointed by the Boards of Directors of the Banks. The same fiduciary standards apply to both the Banks and Allegiant with respect to proxy voting, therefore, it is appropriate that the Committee determine how to vote proxies for the clients of both Allegiant and the Banks.



The Committee will meet no less frequently than monthly (unless otherwise agreed) to discuss the proxy votes for upcoming shareholders meetings. So long as a quorum is present, such meetings may take place in person, via email consent and/or via telephone conference call. Notice given shall be reasonable under the circumstances. The Committee may also determine proxy votes by written consent of all members.



The Committee will appoint one or more Proxy Administrators, each of whom shall be an officer of Allegiant, to assist in the administration of proxy material and record the minutes of the Committee meeting. Allegiant and the Banks are authorized to engage the services of a proxy voting service (the "Service") to assist the Committee in the voting, research, and record-keeping associated with its proxy voting responsibilities.


The Committee delegates to the Proxy Administrators the duty to review the proxy issues and the Service's recommendations with respect to such issues. "Routine Matters" are those issues in the proxy statement for which the Service recommends that such proxy be voted in accordance with the proxy voting guidelines attached hereto as EXHIBIT A (the "Guidelines"). "Non-routine Matters" are those issues in the proxy statement for which the Guidelines are silent, or for which the Service's recommendation is not to vote in accordance with the Guidelines. The Committee may also designate a Routine Matter as a Non-routine Matter.

The Proxy Administrators are responsible for reviewing each proxy issue prior to the Committee's monthly meeting. The Proxy Administrators are also responsible for ensuring that all proxies for which the Committee has authority to vote are voted, and that such votes were cast in accordance with the Committee's instructions.


(1) AUTHORITY TO VOTE PROXIES


The Committee adopts the Guidelines, attached hereto as EXHIBIT A, and authorizes the Service to act as its voting agent. As a general matter, the Committee will instruct the Service to vote all Routine Matters in accordance with the Guidelines. Non-routine Matters will be voted in accordance with the instructions of the Committee. The Committee will decide Non-routine Matters by majority vote of the committee members present, but only in the event a quorum is in attendance. The Committee reserves the right, in all circumstances, not to vote in accordance with such Guidelines if the Committee determines that the vote recommended and/or cast is not in the best interests of the clients. The Committee remains solely responsible for determining how to vote each proxy.


In the event that Allegiant or any of the subsidiary banks of PNC Financial Services Group, Inc. have contractually agreed to vote proxies on behalf of a client in accordance with the client's proxy voting guidelines, the client guidelines will be followed.


The Committee will document the rationale for its vote in its minutes for all Non-routine Matters. The Proxy Administrators will maintain a record of the proxy voting decisions made by the Committee.

For Non-routine Matters, the Committee will determine how to vote such proxy by considering a number of factors, including, but not limited to:

     -    Publicly available information

     -    Research provided by the Service

     -    Industry practices

     -    Any special circumstances relating to the company

     -    Advice from portfolio managers or investment professionals

     -    Advice from legal counsel

     -    Market conditions

     -    Industry trends

Ultimately, any such decision must be made based on a determination that the vote being cast will be in the best interests of the shareholders. In the event that the cost of voting certain proxy issues outweighs the benefits, the Committee is not required to vote such proxies. Such situations include, but are not limited to, the following:

     - the proxy is written in a language other than English and no translation has been provided;

     -    the proxy require overseas travel in order to vote; or

     - securities on loan must be recalled in order to vote and either the vote relates to a routine matter or the amount of securities on loan are DE MINIMUS when compared to the company's total outstanding shares.


(2) CONFLICTS OF INTEREST



A conflict of interest occurs when the interests of PNC Financial Services Group, Inc., its affiliates, and the interests of their employees, officers and directors, interfere in any way with the interests of their clients. The Committee is committed to avoiding all situations that might lead to a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors, and (ii) the Committee's proxy voting responsibilities. Any position or interest, financial or otherwise, which could materially conflict with the Committee's responsibilities to vote proxies, or which affects or could reasonably be expected to affect the Committee's independence or judgment concerning how to vote proxies that the Committee has the discretion to vote, would be considered a conflict of interest. A material conflict of interest may also arise between the self interest of a committee member and his or her duties and responsibilities as a member of the Committee. This policy and procedures are meant to prevent material conflicts of interests from affecting the manner in which the Committee votes proxies.



IDENTIFICATION OF CONFLICTS OF INTEREST: It is acknowledged that the Allegiant and the Banks have publicly-traded affiliates, and proxies required to be voted with respect to such affiliates shall be voted in accordance with the Guidelines with respect to all Routine Matters. With respect to investment company clients, conflicts may arise involving investment adviser or the underwriter. In such cases we will follow the Guidelines described herein, including the procedures for handling conflicts of interest.



In the event that the Committee as a whole determines that it may have a material conflict of interest with respect to a Non-routine Matter, the Committee may vote such matter in accordance with the recommendation of the Service.



Any attempt by any employee, officer, or director of PNC Financial Services Group, Inc. or its affiliates to influence the Committee or any of its members in determining how to vote on a particular issue shall be reported in writing to the Committee. Any such action shall be considered a breach of PNC's Code of Ethics and shall be reported by the Committee to the Manager of Regulatory Risk Management for PNC Financial Services Group, Inc.


The Committee and each of its members have a responsibility to avoid material conflicts of interest, or the appearance of any conflicts of interest. A Committee member may recuse himself or herself from the Committee's consideration of a particular proxy issue in the event that member has determined that he or she may have a conflict of interest either personally or professionally that would impair his or her independence or judgment in deciding how to vote. The Committee may also exclude a Committee member from voting on a particular issue or issues if the Committee determines that the member has or may have a conflict of interest that would affect his or her ability to vote the proxy in the best interests of the client. Such exclusion may only take place if two-thirds of the Committee members present at such meeting, except the one for whom exclusion is being requested, agree to exclude such member.

The Committee may determine, in its discretion, whether additional action is necessary to determine whether committee members may have conflicts of interests, personal or professional, that would affect their ability to vote proxies in the best interest of the clients. The Committee may also take action it deems necessary to determine whether there is a real or apparent material conflict between (i) the interests of PNC Financial Services Group, Inc., its affiliates, the interest of their employees, officers and directors and (ii) the Committee's proxy-voting responsibilities. This may include requesting that employees and officers of PNC Financial Services Group, Inc. and its affiliated entities answer questions designed to elicit whether a material conflict of interest may exist.



Materiality: When determining whether a conflict is material, the Committee may take into account financial considerations. For example, when the Committee is asked to vote on an issue with respect to a publicly-traded company for which an affiliate of Allegiant provides services, the affiliate's relationship may be considered material if the revenue generated by such relationship exceeds 1% of that affiliate's annual revenue.



(3) REVIEW OF POLICY


This policy shall be reviewed, updated and approved by the Committee on an annual basis to ensure that it remains in compliance with its fiduciary responsibilities, and the rules and regulations of the Securities and Exchange Commission and the Office of the Comptroller of the Currency.

RECORDKEEPING

The Proxy Administrators will retain for such time periods set forth in the SEC Rule 206(4)-6, promulgated under the Advisers Act:

     (1)  A copy of this proxy voting policy and procedures

     (2)  All proxy statements regarding client securities

     (3)  All records of votes cast on behalf of clients

     (4)  All records of client requests for proxy voting information

     (5) All minutes of TIPC setting forth the basis for any proxy voting decision, and any other documents prepared on behalf of TIPC material to a proxy voting decision.

Any client requests for copies of the proxy voting policy and procedures shall be directed to the Proxy Administrators, and shall be provided to any such client within a reasonable amount of time.


PROCEDURE FOR VERIFYING INDEPENDENCE OF PROXY VOTING SERVICE



The purpose of this procedure is to ensure that Allegiant has taken reasonable steps to verify that its unaffiliated proxy voting service is independent of Allegiant. Generally, this procedure is aimed at determining whether the proxy-voting firm Allegiant has engaged (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of Allegiant's clients.



On an annual basis, the Proxy Voting Administrators shall request from the proxy voting service engaged by Allegiant (the "Service") the following items:



     - A copy of the Service's written policies and procedures in place to guard against any conflicts of interest;

     - A copy of the SAS 701(1) prepared by an independent public accounting firm regarding the Service.



On an annual basis, the Proxy Voting Administrators should also require representatives of the Service to address, in person, the efficacy of its proxy voting process and the integrity of its proxy voting recommendations. The Proxy Voting Administrators should also request from the Service a representation that each time it makes a voting recommendation, it faces no conflict of interest with respect to that vote.



In circumstances where the Service receives compensation from an issuer for advice on corporate governance issues, Allegiant requires that the Service disclose any relevant facts concerning the firm's relationship with the issuer when recommending how to vote proxies solicited by that issuer.



Allegiant bases its votes on a pre-established set of policy guidelines and on the recommendations of an independent third party; namely, RiskMetrics Group
(RMG). RMG makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process ensures that our fund votes in the best interests of our fund shareholders, and it insulates our voting decisions from any potential conflicts of interest.



The Proxy Administrators will retain for five years the following items:



     1. Copies of the Service's policy and procedures regarding conflicts of interest;



     2.   The Service's SAS 70.



----------
(1) A SAS 70 examination signifies that a service organization has had its controls and security procedures objectives and control activities examined by an independent accounting and auditing firm.

                                    EXHIBIT A
                       ALLEGIANT ASSET MANAGEMENT COMPANY
                         SUMMARY PROXY VOTING GUIDELINES


                             Amended March 13, 2009




1. OPERATIONAL ISSUES

The Committee recommends voting FOR matters such as the following, as long as the Committee considers the proposals to be reasonable by industry standards and not for the purpose of management entrenchment:

     -    Election of Directors in a non-contested election

     -    Ratifying Auditors

     -    Increasing or decreasing amounts of authorized stock

     -    Changing terms of authorized stock

     -    Company name changes

     -    Stock splits

     -    Changing size of board

     -    Opting into or out of optional provisions of state corporation laws

     -    Changing annual meeting date or location

     -    Changing state of incorporation

     - Changing bylaws or charter that are of a housekeeping nature (updates or corrections).

     - Allowing shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

The Committee recommends generally voting AGAINST matters such as the following:

     - Reducing quorum requirements for shareholder meetings below a majority of the shares outstanding absent a compelling reason.

     - Shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable

     - Approving "other business" when it appears as voting item, when no further details are provided.

2. BOARD OF DIRECTORS

VOTING, BOARD COMPOSITION AND CONTROL ISSUES

The Committee favors the following resolutions, as long as the proposal is reasonable by industry standards, that: (i) improve shareholder democracy; (ii) reduce the likelihood of management entrenchment or conflict-of-interest; or
(iii) are likely to make management more responsive to the concerns of institutional shareholders. Therefore:

The Committee recommends a vote FOR:

     -    Confidential voting

     -    Independent Audit Committees

     -    Independent Nominating Committees

     -    Independent Compensation Committees

     -    Auditors at annual meetings

     -    Requiring information on proponents of shareholder resolutions

     -    Fixing the board size or designating a range for the board size

     -    Repealing classified boards and electing all directors annually

     - Creation of "declawed" blank check preferred stock (stock that cannot be used as a takeover defense)

     - Creation of preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable

     - Creation of a new class of nonvoting or subvoting common stock if: (i) it is intended for financing purposes with minimal or no dilution to current shareholders and (ii) it is not designed to preserve the voting power of an insider or significant shareholder

     -    Reduction of the par value of common stock

     - Implementing a reverse stock split when the number of authorized shares will be proportionately reduced

     -    Implementing a reverse stock split to avoid delisting

     - Instituting open-market share repurchase plans in which all shareholders may participate on equal terms

     - Increasing the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as considered reasonable in the opinion of the Committee

     - Proposals requiring shareholder approval before extinguishing poison pills.

     - Shareholder proposals asking that any future poison pill be put to a shareholder vote.*

     -    Proposals to lower supermajority voting requirements.

     -    Management proposals requiring a majority for election of directors**.

* Management proposals to ratify a poison pill should be considered by the Committee on a case-by-case basis.

** Shareholder proposals requiring a majority for election of directors should be considered by the Committee on a case-by-case basis.

The Committee recommends a vote AGAINST:

     -    Blank check preferred stock

     -    Classifying the board

     - "Fair Price" provisions requiring greater than a majority vote of all shares

     -    Greenmail

     -    Preemptive rights

     -    Proposals requiring supermajority voting

     -    Proposals to eliminate cumulative voting*

     - Shareholder Advisory Committees, or other attempts to involve shareholders or other constituencies directly in board decision making Targeted share placements (PLACING BLOCKS OF SECURITIES WITH FRIENDLY THIRD PARTIES)

     -    Limiting shareholders' right to act by written consent

     -    Proposals giving shareholders the right to call special meetings

     -    Requiring inclusion of abstentions in voting results

     -    Repricing of "underwater" options

     - Shareholder proposals to impose a mandatory retirement age for outside directors.

* The Committee should consider a vote against cumulative voting if a company has a strong record of recognizing shareholder rights, or when a shareholder proposal is made by an entity which is likely to be counterproductive to shareholder value.

The Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     - Required representation of specific gender, race, or interest groups on board

     -    Age or term limits for directors

     - Proposals for the same person to hold both Chairman and CEO positions and proposals to separate the Chairman and CEO positions.

     - Shareholder requests for changes in voting requirements not otherwise covered in these guidelines

With respect to specific issues relating to director and officer indemnification and liability protection, the Committee recommends voting as follows:

The Committee recommends voting FOR

     - Restoring shareholder ability to remove directors with or without cause.

     -    Permitting shareholders to elect directors to fill board vacancies.

     -    Requiring that a majority or more of directors be independent.

The Committee recommends voting AGAINST:


     - Eliminating entirely directors' and officers' liability for monetary damages for violating the duty of care.

     -    Shareholder proposals requiring two candidates per board seat.

     - Allowing only continuing directors may elect replacements to fill board vacancies.

     -    Proposals that directors may be removed only for cause.


     -    Shareholder proposals to limit the tenure of outside directors.

     - Mandating a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board

3. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

The Committee recommends voting FOR proposals to restore, or provide shareholders with, rights of appraisal.

4. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

CONTROL SHARE CASHOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

The Committee recommends voting FOR proposals to restore voting rights to the control shares.

The Committee recommends voting AGAINST proposals to amend the charter to include control share acquisition provisions.

DISGORGEMENT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Generally, the Committee recommends voting AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

The Committee recommends voting FOR proposals to opt out of state freezeout provisions.

STAKEHOLDER PROVISIONS

The Committee recommends voting AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

5. EXECUTIVE AND DIRECTOR COMPENSATION

The Committee generally favors compensation programs that relate management compensation to long-term performance.

As long as the Committee considers them to be reasonable by industry standards and have been approved by a compensation committee composed of independent directors, the Committee recommends voting AS RECOMMENDED BY MANAGEMENT on:

     -    Stock option plans

     -    Restricted stock bonus plans

     -    Director stock ownership proposals

     -    Executive compensation proposals

CLAW-BACK PROVISION (COMPENSATION RECOVERY POLICIES)

The Committee generally favors voting AGAINST shareholder proposals requesting adoption of policy that seeks to recoup bonuses/awards in the event of a significant negative restatement of financial results. The Committee recommends considering, on a case-by-case basis, such shareholder proposals if the company has a history of negative material restatements and/or if the company has already adopted a formal claw-back policy.

STOCK PLANS IN LIEU OF CASH

The Committee recommends voting FOR plans which provide a dollar-for-dollar cash for stock exchange.

DIRECTOR RETIREMENT PLANS

The Committee recommends voting AGAINST retirement plans for nonemployee directors. The Committee recommends voting FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

EMPLOYEE STOCK PURCHASE PLANS

The Committee recommends voting FOR employee stock purchase plans where all of the following apply:

     1.   Purchase price is at least 85 percent of fair market value



     2.   Offering period is 27 months or less, and



     3.   Potential voting power dilution (VPD) is ten percent or less.

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

The Committee recommends voting FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

The Committee recommends voting FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

The Committee will generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

The Committee recommends voting FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

The Committee recommends voting FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Committee recommends voting AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

The Committee recommends voting AGAINST shareholder proposals requiring director fees be paid in stock only.

The Committee recommends voting FOR shareholder proposals to put option repricings to a shareholder vote.

The Committee recommends voting AGAINST shareholder proposals that require management to adopt an advisory vote of shareholders for compensation practices.

The Committee recommends voting AGAINST shareholder proposals seeking to add specific performance goals for executives.

GOLDEN AND TIN PARACHUTES

The Committee recommends voting FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

The Committee recommends voting FOR executive severance agreements (golden parachutes) triggered by a change in control if the following conditions are met: the benefit does not exceed relevant IRS guidelines, which are currently an amount equal to three times an executive's annual compensation (salary and bonus), and the benefit has been approved by the company's compensation committee.

6. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

As a general matter, the Committee recommends a vote AGAINST shareholder resolutions that seek to further specific social policies by:

     -    Requiring reports that go beyond standard industry practice.

     - Restricting the company's ability to do business in any location or with any particular group.

     - Imposing any other constraints on matters normally left to the business judgment of management or the board of directors.

7. ENVIRONMENTAL AND ENERGY

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:


     -    The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.


8. GENERAL CORPORATE ISSUES

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:



     - The company is in compliance with laws governing corporate political activities, and



     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

The Committee recommends voting AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws have reporting requirements.

The Committee recommends voting AGAINST proposals disallowing the company from making political contributions.

The Committee recommends voting AGAINST proposals restricting the company from making charitable contributions.

The Committee recommends voting AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company

9. LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

The Committee recommends voting AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and



     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).


10. MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

The Committee recommends voting AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

NUCLEAR WEAPONS

The Committee recommends voting AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless: the information is already publicly available or the disclosures sought could compromise proprietary information.

11. WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:


     1. The board composition is reasonably inclusive in relation to companies of similar size and business or



     2. The board already reports on its nominating procedures and diversity initiatives.


EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:


     1.   The company has well-documented equal opportunity programs



     2. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and



     3.   The company has no recent EEO-related violations or litigation.


The Committee recommends voting AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:


     1. The composition of senior management and the board is fairly inclusive The company has well-documented programs addressing diversity initiatives and leadership

                            ALLEGIANT ADVANTAGE FUND

                                     PART C

                                OTHER INFORMATION


ITEM 23.    EXHIBITS


         (a)      (1) Declaration of Trust dated May 18, 1993 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission (the "SEC") on April 16, 1997 ("PEA No. 5").

                  (2) Amendment No. 1 to the Declaration of Trust is
                      incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (Nos.
                      33-65690/811-7850) as filed with the SEC on May 1, 2000
                      ("PEA No. 13").

                  (3) Amendment No. 2 to the Declaration of Trust is
                      incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on July 29, 2005 ("PEA No. 20").


                  (4) Certificate of Classification of Shares reflecting the creation of __________ representing interests in the Institutional Money Market Fund, Institutional Government Money Market Fund and Institutional Treasury Money Market Fund to be filed by amendment.


         (b) Amended and Restated Code of Regulations is incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the SEC on September 28, 2007 ("PEA No. 24").

         (c) Article III, Sections 3.1a and 3.1b; Article V, Sections 5.1b and 5.1c; and Article VIII, Section 8.1 of the Registrant's Declaration of Trust are incorporated herein by reference to Exhibit 1 of PEA No. 5.

         (d)      (1) Advisory Agreement dated October 21, 2004 between
                      Registrant and National City Investment Management Company with respect to the Armada Advantage Institutional Money Market Fund is incorporated herein by reference to Exhibit
                      (d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on September 28, 2005 ("PEA No. 21").


                  (2) Advisory Agreement dated April 24, 2009 between
                      Registrant and Allegiant Asset Management Company with respect to the Institutional Money Market Fund is filed herewith.

                  (3) Amendment to the Advisory Agreement between Registrant and
                      Allegiant Asset Management Company with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund to be filed by amendment.


         (e)      (1) Underwriting Agreement dated August 25, 2004 between
                      Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on October 25, 2004 ("PEA No. 18").

                  (2) Amendment dated April 1, 2008 to the Underwriting
                      Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the
                      Securities and Exchange Commission on September 29, 2008 ("PEA No. 27").

                  (3) Amended Exhibit A to the Underwriting Agreement dated
                      August 25, 2004 between Registrant and Professional Funds Distributor, LLC to be filed by amendment.

                  (4) Marketing Support Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, PFPC Distributors, Inc., Allegiant Asset Management Company and PNC Global Investment Servicing is filed herewith.


         (f)          Not Applicable.


         (g)      (1) Custodian Services Agreement dated October 19, 2004
                      between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, incorporated by reference to Exhibit (g) to PEA No. 27.

                  (2) Amended Exhibit A to the Custodian Services Agreement
                      dated October 19, 2004 between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, to be filed by amendment.

         (h)      (1) Transfer Agency Services Agreement between Registrant
                      and PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") (formerly PFPC Inc.), dated June 10, 2006, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the Securities and Exchange Commission on September 28, 2006 ("PEA No. 23").

                  (2) Amendment to the Transfer Agency Services Agreement
                      between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(2) to PEA No. 24.

                  (3) Amendment to the Transfer Agency Services Agreement
                      between Registrant and PNC Global Investment Servicing dated March 1, 2009 is filed herewith.

                  (4) Amendment to the Transfer Agency Services Agreement
                      between Registrant and PNC Global Investment Servicing dated April 30, 2009 is filed herewith.

                  (5) Red Flag Services Amendment to the Transfer Agency
                      Services Agreement between Registrant and PNC Global Investment Servicing dated May 1, 2009 is filed herewith.

                  (6) Amended Exhibit A to the Transfer Agency Services
                      Agreement between Registrant and PNC Global Investment Servicing dated June 10, 2006 to be filed by amendment.

                  (7) Co-Administration and Accounting Services Agreement dated
                      August 31, 2004 among Registrant, PNC Global Investment Servicing and National City Bank is incorporated herein by reference to Exhibit (h)(2) of PEA No. 18.

                  (8) Amendment to the Co-Administration and Accounting Services
                      Agreement among Registrant, PNC Global Investment Servicing and National City Bank, dated September 1, 2006 is incorporated herein by reference to Exhibit (h)(3) of PEA No. 23.

                  (9) Co-Administration and Accounting Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, Allegiant Asset Management Company and PNC Global Investment Servicing is filed herewith.

                  (10) Shareholder Services Plan for Advisor Shares dated July 22, 2004 is incorporated herein by reference to Exhibit
                        (h)(3) of Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-7850) as filed with the Securities and Exchange Commission on August 11, 2004 ("PEA No. 17").

                  (11) Form of Servicing Agreement relating to the Shareholder Services Plan dated July 22, 2004 is incorporated herein by reference to Exhibit (h)(4) of PEA No. 17.

         (i) Opinion of Drinker Biddle & Reath LLP as counsel to Registrant to be filed by amendment.


         (j) Consent of Drinker Biddle & Reath LLP is filed herewith.


         (k)            Not Applicable.

         (l)      (1)   Purchase Agreement between Registrant and Professional
                        Funds Distributor, LLC, with respect to the Institutional Money Market Fund, is incorporated herein by reference to Exhibit (l) of PEA No. 18.

                  (2) Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund, to be filed by amendment.

         (m)      (1)   Not applicable.

         (n)      (1)   Plan Pursuant to Rule 18f-3 for Operation of a
                        Multi-Class System dated July 22, 2004 is incorporated herein by reference to Exhibit (n) of PEA No. 17.

                  (2) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System to be filed by amendment.

         (p) Code of Ethics of Allegiant Asset Management Company, Allegiant Funds and Allegiant Advantage Fund dated September 1, 2008 is filed herewith.



ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Allegiant Funds.

ITEM 25.    INDEMNIFICATION


                  Section 9.2 of the Registrant's Agreement and Declaration of Trust, a Massachusetts business trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is incorporated by reference to Exhibit
                  (a)(1).

                  The Advisory Agreement provides that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreement. The Advisory Agreement is incorporated by reference to Exhibit (d)(1).

                  Indemnification of Registrant's principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e)(1) hereto, Section 12 of the Custodian Services Agreement incorporated by reference as Exhibit (g)(1) hereto, Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(9) hereto, and Section 12 of the Transfer Agency Services Agreement incorporated by reference as Exhibit (h)(1) hereto, respectively.

                  Registrant has obtained from a major insurance carrier a Trustee's and officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.


ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


                  (a) Investment Adviser: Allegiant Asset Management Company ("Allegiant").

                  Allegiant performs investment advisory services for Registrant and certain other investment advisory customers. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. ("PNC"). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation (the "Corporation").

                  To the knowledge of the Registrant, none of the directors or officers of Allegiant, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, PNC, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of Allegiant. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of Allegiant who are engaged in any other business, profession, vocation or employment of a substantial nature.


                       ALLEGIANT ASSET MANAGEMENT COMPANY

                            Position with Allegiant      Other Business
Name                        Asset  Management Company    Connections               Type of Business
----                        -------------------------    -----------               ----------------
John Abunassar              Director, President and      National City Bank        Bank affiliate
                            Chief Executive Officer
Kathleen T. Barr            Director and Senior          National City Bank        Bank affiliate
                            Managing Director
Joseph C. Penko             Director, Treasurer and      National City Bank        Bank affiliate
                            Managing Director

ITEM 27. Principal Underwriter


                  (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of July 8, 2009:


                           Allegiant Funds
                           Allegiant Advantage Fund
                           EIP Growth & Income Fund
                           SPARX Asia Funds
                           The Roxbury Funds
                           WT Investment Trust

         Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

                  (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:


                  Philip H. Rinnander       -        President & Owner
                  Barbara A. Rice           -        Vice President
                  Jennifer DiValerio        -        Vice President


                  Nancy L. Tindall          -        Vice President



                  (c)   Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS


            (1) Allegiant Asset Management Company, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser and co-administrator for the Registrant).

            (2) PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, 301 Bellevue Parkway, Wilmington, DE 19809 (records relating to its functions as custodian for the Registrant).

            (3) PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406 (Registrant's Declaration of Trust, Code of Regulations, Minute Books and records relating to its functions as co-administrator and transfer agent for the Registrant).

            (4) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).



ITEM 29.    MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.    UNDERTAKINGS

                  None.
                                       5

                                   SIGNATURES


            Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cleveland, State of Ohio, on the 15th day of July, 2009.


                            ALLEGIANT ADVANTAGE FUND


                                             /s/ John G. Abunassar
                                             ---------------------
                                             John G. Abunassar
                                             President, Chief Executive Officer
                                             and Trustee

            Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 28 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                            Title                         Date
---------                            -----                         ----

*Robert D. Neary                     Trustee and Chairman          July 15, 2009
----------------------               of the Board
 Robert D. Neary

/s/ John Kernan                      Treasurer                     July 15, 2009
----------------------
John Kernan

*Dorothy A. Berry                    Trustee                       July 15, 2009
----------------------
Dorothy A. Berry

*Kelley J. Brennan                   Trustee                       July 15, 2009
----------------------
Kelley J. Brennan

*John F. Durkott                     Trustee                       July 15, 2009
----------------------
 John F. Durkott

*Richard W. Furst                    Trustee                       July 15, 2009
----------------------
 Richard W. Furst

*Gerald Gherlein                     Trustee                       July 15, 2009
----------------------
Gerald Gherlein

*Dale C. LaPorte                     Trustee                       July 15, 2009
----------------------
Dale C. LaPorte

/s/ John G. Abunassar                President,                    July 15, 2009
---------------------                Chief Executive Officer
John G. Abunassar                    and Trustee

*Kathleen Cupper Obert               Trustee                       July 15, 2009
---------------------------
Kathleen Cupper Obert

*By:   /s/ John Kernan
     ------------------
       John Kernan
       Attorney-in-Fact

                            ALLEGIANT ADVANTAGE FUND

                            CERTIFICATE OF SECRETARY



         The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Fund on May 14, 2009 and remains in effect on the date hereof:


         FURTHER RESOLVED, that the Trustees and officers of the Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing John G. Abunassar, Audrey C. Talley and John Kernan, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.



                                               ALLEGIANT ADVANTAGE FUND



                                               By:      /s/ Audrey C. Talley
                                                        --------------------
                                                        Audrey C. Talley
                                                        Secretary



Dated:   July 15, 2009

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dorothy
A. Berry, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kelley
J. Brennan, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Kathleen
A. Obert, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Kathleen Obert
------------------
Kathleen Cupper Obert

                            ALLEGIANT ADVANTAGE FUND


                                POWER OF ATTORNEY


                  Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints John G. Abunassar, Audrey C. Talley and John Kernan, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Fund, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of each said attorney being hereby ratified and approved.




DATED:  June 18, 2009


/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

                                  EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION

(d)(2) Advisory Agreement dated April 24, 2009 between Registrant and Allegiant Asset Management Company with respect to the Institutional Money Market Fund

(e)(4) Marketing Support Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, PFPC Distributors, Inc., Allegiant Asset Management Company and PNC Global Investment Servicing

(h)(3) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated March 1, 2009

(h)(4) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated April 30, 2009

(h)(5) Red Flag Services Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated May 1, 2009

(h)(9) Co-Administration and Accounting Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, Allegiant Asset Management Company and PNC Global Investment Servicing

(j)                        Consent of Drinker Biddle & Reath LLP